UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04297

VANECK FUNDS

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2026

Item 1.	REPORTS TO STOCKHOLDERS.

CM Commodity Index Fund

Class A | CMCAX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$51	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$682,194,938
  Number of Portfolio Holdings21
  Portfolio Turnover Rate-%
  Management Fees Paid$1,707,751

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

United States Treasuries
93.6%
Money Market Fund
4.4%
Other assets less liabilities *
2.0%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		2.0%
Money Market Fund		4.4%
United States Treasuries		93.6%
Footnote	Description
Footnote*	Includes net unrealized appreciation on total return swap contracts.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

CM Commodity Index Fund

Class I | COMIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$35	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$682,194,938
  Number of Portfolio Holdings21
  Portfolio Turnover Rate-%
  Management Fees Paid$1,707,751

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		2.0%
Money Market Fund		4.4%
United States Treasuries		93.6%
Footnote	Description
Footnote*	Includes net unrealized appreciation on total return swap contracts.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

CM Commodity Index Fund

Class Y | CMCYX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the CM Commodity Index Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$37	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$682,194,938
  Number of Portfolio Holdings21
  Portfolio Turnover Rate-%
  Management Fees Paid$1,707,751

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		2.0%
Money Market Fund		4.4%
United States Treasuries		93.6%
Footnote	Description
Footnote*	Includes net unrealized appreciation on total return swap contracts.

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class A | GBFAX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$89	1.60%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$364,551,535
  Number of Portfolio Holdings77
  Portfolio Turnover Rate19%
  Management Fees Paid$1,022,480

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
42.2%
Financials
19.5%
Industrials
10.9%
Consumer Discretionary
7.6%
Communication Services
5.7%
Real Estate
5.4%
Health Care
3.5%
Energy
2.7%
Consumer Staples
1.2%
Money Market Fund
1.0%
Other Investments
0.9%
Liabilities in excess of other assets
(0.6)%
-10
0
10
20
30
40
50

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Other Investments		0.9%
Money Market Fund		1.0%
Consumer Staples		1.2%
Energy		2.7%
Health Care		3.5%
Real Estate		5.4%
Communication Services		5.7%
Consumer Discretionary		7.6%
Industrials		10.9%
Financials		19.5%
Information Technology		42.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.1%
SK Hynix, Inc.	9.4%
Samsung Electronics Co. Ltd.	8.3%
Chroma ATE, Inc.	4.0%
Tencent Holdings Ltd.	3.4%
International Container Terminal Services, Inc.	2.0%
Reliance Industries Ltd.	1.9%
Alibaba Group Holding Ltd.	1.7%
HD Hyundai Electric Co. Ltd.	1.6%
Lion Finance Group PLC	1.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class I | EMRIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$56	1.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$364,551,535
  Number of Portfolio Holdings77
  Portfolio Turnover Rate19%
  Management Fees Paid$1,022,480

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Other Investments		0.9%
Money Market Fund		1.0%
Consumer Staples		1.2%
Energy		2.7%
Health Care		3.5%
Real Estate		5.4%
Communication Services		5.7%
Consumer Discretionary		7.6%
Industrials		10.9%
Financials		19.5%
Information Technology		42.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.1%
SK Hynix, Inc.	9.4%
Samsung Electronics Co. Ltd.	8.3%
Chroma ATE, Inc.	4.0%
Tencent Holdings Ltd.	3.4%
International Container Terminal Services, Inc.	2.0%
Reliance Industries Ltd.	1.9%
Alibaba Group Holding Ltd.	1.7%
HD Hyundai Electric Co. Ltd.	1.6%
Lion Finance Group PLC	1.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class Y | EMRYX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$61	1.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$364,551,535
  Number of Portfolio Holdings77
  Portfolio Turnover Rate19%
  Management Fees Paid$1,022,480

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Other Investments		0.9%
Money Market Fund		1.0%
Consumer Staples		1.2%
Energy		2.7%
Health Care		3.5%
Real Estate		5.4%
Communication Services		5.7%
Consumer Discretionary		7.6%
Industrials		10.9%
Financials		19.5%
Information Technology		42.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.1%
SK Hynix, Inc.	9.4%
Samsung Electronics Co. Ltd.	8.3%
Chroma ATE, Inc.	4.0%
Tencent Holdings Ltd.	3.4%
International Container Terminal Services, Inc.	2.0%
Reliance Industries Ltd.	1.9%
Alibaba Group Holding Ltd.	1.7%
HD Hyundai Electric Co. Ltd.	1.6%
Lion Finance Group PLC	1.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Emerging Markets Fund

Class Z | EMRZX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Emerging Markets Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$50	0.90%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$364,551,535
  Number of Portfolio Holdings77
  Portfolio Turnover Rate19%
  Management Fees Paid$1,022,480

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Other Investments		0.9%
Money Market Fund		1.0%
Consumer Staples		1.2%
Energy		2.7%
Health Care		3.5%
Real Estate		5.4%
Communication Services		5.7%
Consumer Discretionary		7.6%
Industrials		10.9%
Financials		19.5%
Information Technology		42.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.1%
SK Hynix, Inc.	9.4%
Samsung Electronics Co. Ltd.	8.3%
Chroma ATE, Inc.	4.0%
Tencent Holdings Ltd.	3.4%
International Container Terminal Services, Inc.	2.0%
Reliance Industries Ltd.	1.9%
Alibaba Group Holding Ltd.	1.7%
HD Hyundai Electric Co. Ltd.	1.6%
Lion Finance Group PLC	1.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class A | GHAAX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$71	1.39%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$560,410,305
  Number of Portfolio Holdings46
  Portfolio Turnover Rate70%
  Management Fees Paid$3,078,067

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Oil & Gas
38.9%
Base & Industrial Metals
18.8%
Agriculture
14.3%
Gold & Precious Metals
12.5%
Paper & Forest
8.7%
Other Materials
5.0%
Money Market Fund
3.0%
Liabilities in excess of other assets
(1.2)%
-10
0
10
20
30
40

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		3.0%
Other Materials		5.0%
Paper & Forest		8.7%
Gold & Precious Metals		12.5%
Agriculture		14.3%
Base & Industrial Metals		18.8%
Oil & Gas		38.9%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Nutrien Ltd.	4.9%
Diamondback Energy, Inc.	4.1%
Canadian Natural Resources Ltd.	4.1%
Ovintiv, Inc.	4.0%
CRH PLC	3.7%
BP PLC	3.2%
Glencore PLC	3.2%
Core Natural Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Expand Energy Corp.	2.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class I | GHAIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$49	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$560,410,305
  Number of Portfolio Holdings46
  Portfolio Turnover Rate70%
  Management Fees Paid$3,078,067

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		3.0%
Other Materials		5.0%
Paper & Forest		8.7%
Gold & Precious Metals		12.5%
Agriculture		14.3%
Base & Industrial Metals		18.8%
Oil & Gas		38.9%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Nutrien Ltd.	4.9%
Diamondback Energy, Inc.	4.1%
Canadian Natural Resources Ltd.	4.1%
Ovintiv, Inc.	4.0%
CRH PLC	3.7%
BP PLC	3.2%
Glencore PLC	3.2%
Core Natural Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Expand Energy Corp.	2.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

Global Resources Fund

Class Y | GHAYX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Global Resources Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$58	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$560,410,305
  Number of Portfolio Holdings46
  Portfolio Turnover Rate70%
  Management Fees Paid$3,078,067

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(1.2)%
Money Market Fund		3.0%
Other Materials		5.0%
Paper & Forest		8.7%
Gold & Precious Metals		12.5%
Agriculture		14.3%
Base & Industrial Metals		18.8%
Oil & Gas		38.9%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Nutrien Ltd.	4.9%
Diamondback Energy, Inc.	4.1%
Canadian Natural Resources Ltd.	4.1%
Ovintiv, Inc.	4.0%
CRH PLC	3.7%
BP PLC	3.2%
Glencore PLC	3.2%
Core Natural Resources, Inc.	3.0%
Hudbay Minerals, Inc.	3.0%
Expand Energy Corp.	2.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class A | INIVX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class A	$58	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,371,882,674
  Number of Portfolio Holdings45
  Portfolio Turnover Rate17%
  Management Fees Paid$4,862,130

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Gold
96.4%
Diversified Metals & Mining
2.6%
Money Market Fund
1.1%
Liabilities in excess of other assets
(0.1)%
-20
0
20
40
60
80
100

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		1.1%
Diversified Metals & Mining		2.6%
Gold		96.4%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Agnico Eagle Mines Ltd.	9.5%
Newmont Corp.	7.3%
Anglogold Ashanti PLC	5.2%
Wheaton Precious Metals Corp.	4.9%
Franco-Nevada Corp.	4.8%
G Mining Ventures Corp.	4.6%
Alamos Gold, Inc.	4.0%
Kinross Gold Corp.	3.8%
Montage Gold Corp.	3.8%
Liberty Gold Corp.	3.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class C | IIGCX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class C	$96	2.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,371,882,674
  Number of Portfolio Holdings45
  Portfolio Turnover Rate17%
  Management Fees Paid$4,862,130

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		1.1%
Diversified Metals & Mining		2.6%
Gold		96.4%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Agnico Eagle Mines Ltd.	9.5%
Newmont Corp.	7.3%
Anglogold Ashanti PLC	5.2%
Wheaton Precious Metals Corp.	4.9%
Franco-Nevada Corp.	4.8%
G Mining Ventures Corp.	4.6%
Alamos Gold, Inc.	4.0%
Kinross Gold Corp.	3.8%
Montage Gold Corp.	3.8%
Liberty Gold Corp.	3.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class I | INIIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$46	0.96%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,371,882,674
  Number of Portfolio Holdings45
  Portfolio Turnover Rate17%
  Management Fees Paid$4,862,130

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		1.1%
Diversified Metals & Mining		2.6%
Gold		96.4%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Agnico Eagle Mines Ltd.	9.5%
Newmont Corp.	7.3%
Anglogold Ashanti PLC	5.2%
Wheaton Precious Metals Corp.	4.9%
Franco-Nevada Corp.	4.8%
G Mining Ventures Corp.	4.6%
Alamos Gold, Inc.	4.0%
Kinross Gold Corp.	3.8%
Montage Gold Corp.	3.8%
Liberty Gold Corp.	3.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

International Investors Gold Fund

Class Y | INIYX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the International Investors Gold Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Y	$45	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,371,882,674
  Number of Portfolio Holdings45
  Portfolio Turnover Rate17%
  Management Fees Paid$4,862,130

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Money Market Fund		1.1%
Diversified Metals & Mining		2.6%
Gold		96.4%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Agnico Eagle Mines Ltd.	9.5%
Newmont Corp.	7.3%
Anglogold Ashanti PLC	5.2%
Wheaton Precious Metals Corp.	4.9%
Franco-Nevada Corp.	4.8%
G Mining Ventures Corp.	4.6%
Alamos Gold, Inc.	4.0%
Kinross Gold Corp.	3.8%
Montage Gold Corp.	3.8%
Liberty Gold Corp.	3.7%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Emerging Markets Bond ETF

Ticker: EMBX | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Emerging Markets Bond ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets Bond ETF	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$246,177,801
  Number of Portfolio Holdings134
  Portfolio Turnover Rate108%
  Management Fees Paid$697,699

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Government
80.9%
Financials
4.9%
Basic Materials
2.6%
Industrials
2.0%
Energy
2.0%
Utilities
1.8%
Real Estate
1.5%
Other Investments
0.5%
Other assets less liabilities *
3.8%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		3.8%
Other Investments		0.5%
Real Estate		1.5%
Utilities		1.8%
Energy		2.0%
Industrials		2.0%
Basic Materials		2.6%
Financials		4.9%
Government		80.9%
Footnote	Description
Footnote*	Includes net unrealized depreciation on Forward Foreign Currency Contracts

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Mexican Bonos, 7.75%, 11/13/2042	3.3%
Republic of Poland Government International Bond, 6.12%, 4/14/2056	2.9%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 7/15/2032	2.6%
Peru Government Bond, 7.60%, 8/12/2039	2.4%
Indonesia Treasury Bond, 6.75%, 7/15/2035	2.3%
Czech Republic Government Bond, 5.00%, 9/30/2030	2.3%
Republic of South Africa Government International Bond, 7.25%, 12/11/2055	2.1%
Saudi Government International Bond, 5.88%, 1/12/2056	1.9%
Malaysia Government Bond, 3.34%, 5/15/2030	1.9%
Mexican Bonos, 8.00%, 11/7/2047	1.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck India Select ETF

Ticker: INDZ | NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck India Select ETF (the "Fund") for the period February 18, 2026 (inception of Fund) to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck India Select ETF	$28Footnote Reference(a)	0.76%Footnote Reference(b)
Footnote	Description
Footnote(a)	Expenses for a full period would be higher than the amount shown.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$2,518,729
  Number of Portfolio Holdings70
  Portfolio Turnover Rate43%
  Management Fees Paid$6,761

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
25.5%
Industrials
20.7%
Health Care
11.2%
Materials
10.8%
Consumer Discretionary
10.3%
Information Technology
6.0%
Consumer Staples
4.6%
Energy
3.4%
Real Estate
3.4%
Communication Services
2.3%
Utilities
1.8%
Other assets less liabilities
0.0%*
0
5
10
15
20
25
30

Table Summary
Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Utilities		1.8%
Communication Services		2.3%
Real Estate		3.4%
Energy		3.4%
Consumer Staples		4.6%
Information Technology		6.0%
Consumer Discretionary		10.3%
Materials		10.8%
Health Care		11.2%
Industrials		20.7%
Financials		25.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Reliance Industries Ltd.	3.3%
HDFC Bank Ltd.	3.2%
Maruti Suzuki India Ltd.	3.1%
Phoenix Mills Ltd.	2.8%
State Bank of India	2.8%
Cholamandalam Investment and Finance Co. Ltd.	2.7%
Multi Commodity Exchange of India Ltd.	2.7%
Larsen & Toubro Ltd.	2.4%
Tata Consumer Products Ltd.	2.4%
Bharti Airtel Ltd.	2.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Wide Moat Fund

Class I | MWMIX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class I	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$36,035,574
  Number of Portfolio Holdings56
  Portfolio Turnover Rate35%
  Management Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
28.2%
Health Care
17.8%
Consumer Staples
17.8%
Industrials
12.7%
Consumer Discretionary
11.0%
Financials
9.5%
Communication Services
2.4%
Other Investments
0.7%
Liabilities in excess of other assets
(0.1)%
-5
0
5
10
15
20
25
30

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.7%
Communication Services		2.4%
Financials		9.5%
Consumer Discretionary		11.0%
Industrials		12.7%
Consumer Staples		17.8%
Health Care		17.8%
Information Technology		28.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Masco Corp.	3.0%
Kenvue, Inc.	2.6%
Airbnb, Inc.	2.6%
Palo Alto Networks, Inc.	2.5%
Brown-Forman Corp.	2.5%
Charles Schwab Corp.	2.5%
NVIDIA Corp.	2.5%
Datadog, Inc.	2.4%
Bristol-Myers Squibb Co.	2.4%
Broadcom, Inc.	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Morningstar Wide Moat Fund

Class Z | MWMZX

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Fund (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class Z	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$36,035,574
  Number of Portfolio Holdings56
  Portfolio Turnover Rate35%
  Management Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		0.7%
Communication Services		2.4%
Financials		9.5%
Consumer Discretionary		11.0%
Industrials		12.7%
Consumer Staples		17.8%
Health Care		17.8%
Information Technology		28.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Masco Corp.	3.0%
Kenvue, Inc.	2.6%
Airbnb, Inc.	2.6%
Palo Alto Networks, Inc.	2.5%
Brown-Forman Corp.	2.5%
Charles Schwab Corp.	2.5%
NVIDIA Corp.	2.5%
Datadog, Inc.	2.4%
Bristol-Myers Squibb Co.	2.4%
Broadcom, Inc.	2.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

VanEck Onchain Economy ETF

Ticker: NODE | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the VanEck Onchain Economy ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Onchain Economy ETF	$38	0.68%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$72,685,552
  Number of Portfolio Holdings60
  Portfolio Turnover Rate31%
  Management Fees Paid$213,422

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
57.8%
Financials
13.0%
Crypto ETPs
8.8%
Utilities
7.2%
Industrials
5.9%
Energy
4.1%
Communication Services
1.1%
Consumer Discretionary
1.0%
Other Investments
0.6%
Other assets less liabilities
0.5%
0
10
20
30
40
50
60

Table Summary
Value	Value	Value
Other assets less liabilities		0.5%
Other Investments		0.6%
Consumer Discretionary		1.0%
Communication Services		1.1%
Energy		4.1%
Industrials		5.9%
Utilities		7.2%
Crypto ETPs		8.8%
Financials		13.0%
Information Technology		57.8%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
VanEck Bitcoin ETF	7.2%
Terawulf, Inc.	6.5%
Cipher Digital, Inc.	6.2%
Hut 8 Corp.	6.0%
IREN Ltd.	4.0%
Core Scientific, Inc.	3.9%
Figure Technology Solutions, Inc.	4.0%
Applied Digital Corp.	3.7%
MARA Holdings, Inc.	3.5%
Riot Platforms, Inc.	3.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESSTMENT COMPANIES.

June 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

CM Commodity Index Fund
Emerging Markets Fund
Global Resources Fund
International Investors Gold Fund
VanEck Morningstar Wide Moat Fund

800.826.2333	vaneck.com

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Par (000’s	)	Value
Short-Term Investments: 98.0%
United States Treasury Obligations: 93.6%
United States Treasury Bills (y)
3.55%, 08/20/26	$20,000		$19,902,639
3.57%, 07/23/26	20,000		19,956,905
3.57%, 08/27/26	15,000		14,916,388
3.59%, 09/10/26 #	50,000		49,641,574
3.62%, 07/16/26	20,000		19,970,917
3.62%, 09/17/26 #	40,000		39,684,499
3.63%, 10/01/26 #	25,000		24,761,695
3.63%, 10/29/26	30,000		29,624,375
3.63%, 11/05/26	30,000		29,603,125
3.64%, 10/08/26 #	10,000		9,898,009
3.65%, 09/24/26 #	40,000		39,655,146
3.65%, 10/15/26 †	40,000		39,565,370
	Par (000’s	)	Value
United States Treasury Obligations (continued)
3.65%, 11/19/26 #	$65,000		$64,042,130
3.67%, 11/12/26	30,000		29,581,138
3.68%, 08/06/26	55,000		54,807,250
3.69%, 11/27/26 #	55,000		54,142,939
3.70%, 09/03/26	20,000		19,870,222
3.70%, 12/03/26 #	40,000		39,348,799
3.81%, 12/17/26	40,000		39,286,444
			638,259,564

	Number of Shares		Value
Money Market Fund: 4.4%
Invesco Treasury Portfolio - Institutional Class 3.56%(a)	29,992,040		29,992,040
Total Short-Term Investments: 98.0% (Cost: $668,449,654)			668,251,604
Other assets less liabilities: 2.0%			13,943,334
NET ASSETS: 100.0%			$682,194,938

Total Return Swap Contracts

Long Exposure

Reference Obligation	Notional Amount	Counterparty	Rate paid by the Fund	Payment Frequency	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Constant Maturity Commodity Index Total Return	$671,538,000	UBS	4.08%(b)	Monthly	07/22/26	$7,421,232

Footnotes:

#	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $123,643,845.
(a)	The rate shown is the 7-day yield as of June 30, 2026.
(b)	The rate shown reflects the rate in effect at June 30, 2026: Secured Overnight Financing Rate + 0.40%.
(y)	The rate shown is the calculated yield to maturity.
†	Security fully or partially on loan. Total market value of securities on loan is $37,587,102.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$638,259,564	$—	$638,259,564
Money Market Fund	29,992,040	—	—	29,992,040
Total Investments	$29,992,040	$638,259,564	$—	$668,251,604
Other Financial Instruments:
Assets
Total Return Swap Contracts	$—	$7,421,232	$—	$7,421,232

See Notes to Financial Statements

3

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 89.9%
Brazil: 3.5%
Direcional Engenharia SA	788,000	$2,124,820
Multiplan Empreendimentos Imobiliarios SA *	384,000	2,177,262
NU Holdings Ltd. (USD) *	151,000	2,017,360
Rede D’Or Sao Luiz SA 144A	566,500	3,809,003
Smartfit Escola de Ginastica e Danca SA *	725,800	2,768,340
		12,896,785
China: 15.8%
Alibaba Group Holding Ltd. (ADR) †	63,400	6,085,132
ANTA Sports Products Ltd. (HKD)	171,500	1,560,597
BeOne Medicines Ltd. (ADR) *	10,600	3,020,682
BYD Co. Ltd. (HKD)	351,500	3,256,969
China Resources Mixc Lifestyle Services Ltd. (HKD) 144A	490,000	2,297,813
Contemporary Amperex Technology Co. Ltd.	66,500	3,862,570
Full Truck Alliance Co. Ltd. (ADR)	316,000	2,565,920
H World Group Ltd. (ADR) †	38,000	1,585,360
KE Holdings, Inc. (ADR) †	186,000	2,702,580
Kuaishou Technology (HKD) 144A	190,000	1,018,379
NetEase, Inc. (HKD)	125,000	3,210,219
Ping An Insurance Group Co. of China Ltd. (HKD)	280,000	1,830,859
Shenzhen Inovance Technology Co. Ltd.	260,000	2,547,568
Tencent Holdings Ltd. (HKD)	226,000	12,471,255
Wuxi Biologics Cayman, Inc. (HKD) 144A *	670,000	2,979,862
Xiaomi Corp. (HKD) 144A * †	730,000	2,027,583
Yum China Holdings, Inc. (USD)	40,000	1,634,800
Zijin Mining Group Co. Ltd. (HKD)	879,000	3,108,140
		57,766,288
Egypt: 0.9%
Commercial International Bank	1,311,000	3,406,822

Georgia: 1.4%
Lion Finance Group PLC (GBP)	33,700	5,067,612

Greece: 1.8%
Eurobank SA	560,000	2,670,847
Piraeus Bank SA *	381,000	3,965,775
		6,636,622
Hungary: 1.1%
OTP Bank Nyrt	27,000	3,988,062

India: 12.7%
Aditya Birla Capital Ltd. *	1,156,500	4,806,601
	Number of Shares	Value
India (continued)
Cholamandalam Investment and Finance Co. Ltd.	206,000	$3,918,930
Delhivery Ltd. *	674,500	3,355,827
HDFC Bank Ltd.	328,000	2,776,815
HDFC Bank Ltd. (ADR)	78,000	2,014,740
Jio Financial Services Ltd.	1,211,000	3,035,970
KEI Industries Ltd.	57,700	3,289,623
Larsen & Toubro Ltd.	61,000	2,674,938
Lemon Tree Hotels Ltd. 144A *	2,103,000	2,606,470
Oberoi Realty Ltd.	251,500	4,702,496
Phoenix Mills Ltd.	238,000	4,947,087
PN Gadgil Jewellers Ltd. *	168,000	953,795
Reliance Industries Ltd.	515,000	7,058,057
		46,141,349
Kazakhstan: 1.4%
Kaspi.kz JSC (ADR) †	56,800	4,921,152

Mexico: 2.6%
BBB Foods, Inc. (USD) *	102,000	4,250,340
Corp. Inmobiliaria Vesta SAB de CV †	785,000	2,698,739
Grupo Financiero Banorte SAB de CV †	245,500	2,599,949
		9,549,028
Peru: 0.9%
Credicorp Ltd. (USD)	8,000	3,116,640

Philippines: 2.0%
International Container Terminal Services, Inc.	490,000	7,130,082

Russia: 0.0%
Sberbank of Russia PJSC *∞	5,555,460	0

Saudi Arabia: 1.9%
Al Rajhi Bank	149,000	2,613,762
Co. for Cooperative Insurance	50,000	1,958,714
Saudi National Bank	243,000	2,501,515
		7,073,991
Singapore: 1.6%
Grab Holdings Ltd. (USD) *	601,000	2,265,770
Sea Ltd. (ADR) *	36,500	3,497,795
		5,763,565
South Africa: 1.5%
FirstRand Ltd.	518,000	3,078,936
Optasia Ltd. * †	1,186,000	1,055,670
Pepkor Holdings Ltd. 144A	1,050,000	1,419,585
		5,554,191
South Korea: 14.3%
Doosan Enerbility Co. Ltd. *	42,500	2,421,373
HD Hyundai Electric Co. Ltd.	9,060	5,811,819
KB Financial Group, Inc. (ADR)	25,000	2,624,000
Samsung Electronics Co. Ltd.	13,000	2,884,662
SK Hynix, Inc.	19,500	34,409,353
SK Square Co. Ltd.	3,500	3,958,012
		52,109,219

See Notes to Financial Statements

4

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Taiwan: 23.1%
Chroma ATE, Inc.	211,000	$14,663,121
Delta Electronics, Inc.	57,000	3,579,814
MediaTek, Inc.	36,000	4,905,528
Taiwan Semiconductor Manufacturing Co. Ltd.	696,000	54,907,616
Unimicron Technology Corp.	68,000	2,342,460
Wiwynn Corp.	26,500	3,914,568
		84,313,107
Tanzania: 1.1%
Helios Towers PLC (GBP) *	1,522,000	4,043,914

Turkiye: 0.8%
MLP Saglik Hizmetleri AS 144A *	330,500	3,049,695

United Arab Emirates: 1.3%
Abu Dhabi Commercial Bank PJSC	511,686	2,016,047
ADNOC Drilling Co. PJSC	1,747,000	2,726,514
		4,742,561
Uzbekistan: 0.2%
National Investment Fund of the Republic of Uzbekistan JSC (USD) 144A (GDR)	20,000	632,000

Total Common Stocks (Cost: $198,743,046)		327,902,685

PREFERRED SECURITIES: 9.6%
Brazil: 1.2%
Itau Unibanco Holding SA	545,300	4,455,524
	Number of Shares	Value
South Korea: 8.4%
Samsung Electronics Co. Ltd.	216,000	$30,460,828

Total Preferred Securities (Cost: $12,281,081)		34,916,352

MONEY MARKET FUND: 1.0% (Cost: $3,754,419)
Invesco Treasury Portfolio - Institutional Class 3.56%(a)	3,754,419	3,754,419

Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $214,778,546)		366,573,456

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $584,712)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	584,712	584,712

Total Investments: 100.7% (Cost: $215,363,258)		367,158,168
Liabilities in excess of other assets: (0.7)%		(2,606,633)
NET ASSETS: 100.0%		$364,551,535

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $20,160,079.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $19,840,390, or 5.4% of net assets.

See Notes to Financial Statements

5

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Brazil	$12,896,785	$—	$—	$12,896,785
China	17,594,474	40,171,814	—	57,766,288
Egypt	—	3,406,822	—	3,406,822
Georgia	—	5,067,612	—	5,067,612
Greece	—	6,636,622	—	6,636,622
Hungary	—	3,988,062	—	3,988,062
India	2,014,740	44,126,609	—	46,141,349
Kazakhstan	4,921,152	—	—	4,921,152
Mexico	9,549,028	—	—	9,549,028
Peru	3,116,640	—	—	3,116,640
Philippines	—	7,130,082	—	7,130,082
Russia	—	—	0	0
Saudi Arabia	—	7,073,991	—	7,073,991
Singapore	5,763,565	—	—	5,763,565
South Africa	1,055,670	4,498,521	—	5,554,191
South Korea	2,624,000	49,485,219	—	52,109,219
Taiwan	—	84,313,107	—	84,313,107
Tanzania	—	4,043,914	—	4,043,914
Turkiye	—	3,049,695	—	3,049,695
United Arab Emirates	—	4,742,561	—	4,742,561
Uzbekistan	—	632,000	—	632,000
Preferred Securities				34,916,352
Brazil	4,455,524	—	—	4,455,524
South Korea	—	30,460,828	—	30,460,828
Money Market Funds	4,339,131	—	—	4,339,131
Total Investments	$68,330,709	$298,827,459	$0	$367,158,168

See Notes to Financial Statements

6

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.2%
Australia: 3.2%
Glencore PLC (GBP)	2,649,700	$18,066,770

Canada: 23.8%
Agnico Eagle Mines Ltd. (USD)	89,106	13,823,014
Canadian Natural Resources Ltd.	579,400	22,926,796
Franco-Nevada Corp. (USD)	65,900	13,736,196
G Mining Ventures Corp. *	309,200	9,054,170
Hudbay Minerals, Inc. (USD) †	708,900	16,737,129
Kinross Gold Corp. (USD)	482,100	11,387,202
Neo Performance Materials, Inc.	244,586	6,411,921
Nutrien Ltd. (USD)	435,971	27,444,374
West Fraser Timber Co. Ltd.	178,100	12,056,676
		133,577,478
Ireland: 6.2%
CRH PLC (USD)	195,100	20,875,700
Smurfit Westrock PLC (USD)	296,600	13,720,716
		34,596,416
Luxembourg: 1.0%
ArcelorMittal SA (USD)	96,600	5,817,252

Netherlands: 2.1%
JBS NV (USD)	985,950	11,683,507

South Africa: 3.6%
Anglo American PLC (GBP)	270,310	13,259,364
Northam Platinum Holdings Ltd.	491,200	7,095,827
		20,355,191
Turkiye: 1.3%
Eldorado Gold Corp. (USD)	226,100	7,029,449

United Kingdom: 6.5%
BP PLC (ADR)	489,800	18,098,110
Shell PLC (ADR)	157,800	12,235,812
Yellow Cake PLC 144A *	856,000	5,986,096
		36,320,018
United States: 49.0%
Alcoa Corp.	173,800	9,061,932
Arcosa, Inc.	51,675	7,507,861
Bunge Global SA	112,300	11,985,779
CF Industries Holdings, Inc.	50,900	5,510,434
Chord Energy Corp.	72,900	8,332,470
Coeur Mining, Inc.	436,900	7,130,208
Commercial Metals Co.	190,500	11,953,875
ConocoPhillips	152,341	15,837,370
Core Natural Resources, Inc.	209,800	16,788,196
Corteva, Inc.	169,666	14,369,014
Diamondback Energy, Inc.	131,511	23,117,004
Expand Energy Corp.	175,100	15,967,369
International Paper Co.	346,100	13,186,410
Kimbell Royalty Partners LP	889,800	12,928,794
Louisiana-Pacific Corp.	120,300	9,462,798
Ovintiv, Inc.	425,500	22,402,575
Peabody Energy Corp. †	393,800	9,104,656
	Number of Shares	Value
United States (continued)
Permian Resources Corp.	681,174	$12,540,413
Pilgrim’s Pride Corp.	319,700	8,986,767
SLB Ltd.	316,300	14,704,787
Steel Dynamics, Inc.	45,200	10,371,592
Valero Energy Corp.	24,600	6,406,824
Weatherford International PLC	82,300	6,707,450
		274,364,578
Zambia: 1.5%
First Quantum Minerals Ltd. (CAD) *	308,300	8,421,323

Total Common Stocks (Cost: $488,842,542)		550,231,982

MONEY MARKET FUND: 3.0% (Cost: $16,903,542)
Invesco Treasury Portfolio - Institutional Class 3.56%(a)	16,903,542	16,903,542

Total Investments Before Collateral for Securities Loaned: 101.2% (Cost: $505,746,084)		567,135,524

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $6,687)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(a)	6,687	6,687

Total Investments: 101.2% (Cost: $505,752,771)		567,142,211
Liabilities in excess of other assets: (1.2)%		(6,731,906)
NET ASSETS: 100.0%		$560,410,305

See Notes to Financial Statements

7

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $766,078.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $5,986,096, or 1.1% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$18,066,770	$—	$18,066,770
Canada	133,577,478	—	—	133,577,478
Ireland	34,596,416	—	—	34,596,416
Luxembourg	5,817,252	—	—	5,817,252
Netherlands	11,683,507	—	—	11,683,507
South Africa	—	20,355,191	—	20,355,191
Turkiye	7,029,449	—	—	7,029,449
United Kingdom	30,333,922	5,986,096	—	36,320,018
United States	274,364,578	—	—	274,364,578
Zambia	8,421,323	—	—	8,421,323
Money Market Funds	16,910,229	—	—	16,910,229
Total Investments	$522,734,154	$44,408,057	$—	$567,142,211

See Notes to Financial Statements

8

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.3%
Australia: 11.7%
Anglogold Ashanti PLC (USD)	890,300	$72,016,367
Emerald Resources NL *	4,696,751	18,024,545
Evolution Mining Ltd.	1,578,700	13,053,874
Predictive Discovery Ltd. *	95,677,400	45,395,487
Westgold Resources Ltd. (CAD)	3,487,687	11,410,448
		159,900,721
Brazil: 4.8%
Wheaton Precious Metals Corp. (USD)	592,393	66,537,582

Burkina Faso: 1.0%
IAMGOLD Corp. (USD) *	886,500	14,042,160

Canada: 60.2%
Agnico Eagle Mines Ltd. (USD)	836,448	129,758,178
Alamos Gold, Inc. (USD)	1,824,723	55,362,096
Artemis Gold, Inc. *	1,099,800	24,202,192
Barrick Mining Corp. (USD)	821,100	30,159,003
Belo Sun Mining Corp.	14,621,172	10,721,678
Benz Mining Corp. (AUD) (CDI) *	2,812,058	5,127,612
Centerra Gold, Inc. (USD)	1,022,200	16,212,092
DPM Metals, Inc.	1,089,000	35,367,065
Franco-Nevada Corp. (USD)	313,600	65,366,784
G Mining Ventures Corp. * †	2,172,725	63,622,965
Galway Metals, Inc. *	5,301,789	2,093,426
Hemlo Mining Corp. *	2,704,000	10,047,650
Kinross Gold Corp. (USD)	2,216,518	52,354,155
Liberty Gold Corp. * ‡	48,886,144	50,325,239
Lundin Gold, Inc.	209,900	11,323,426
LunR Royalties Corp. *	43,836	584,171
OceanaGold Corp.	1,336,600	33,503,353
Omai Gold Mines Corp. *	22,149,448	34,514,564
OR Royalties, Inc. (USD)	1,169,100	36,978,633
Osisko Development Corp. (USD) *	3,507,842	8,629,291
Pan American Silver Corp. (USD)	991,994	44,431,411
Skeena Resources Ltd. *	1,424,550	37,967,911
Snowline Gold Corp. * †	2,462,000	22,254,779
Tectonic Metals, Inc. ø	821,000	1,252,522
Tectonic Metals, Inc. * †	3,538,000	5,488,172
Troilus Mining Corp. * †	25,433,400	29,948,019
West Point Gold Corp. * † ‡	8,177,151	8,187,241
		825,783,628
Ivory Coast: 3.8%
Montage Gold Corp. (CAD) *	4,547,300	51,717,221

Netherlands: 0.7%
Meridian Mining PLC (CAD) *	8,951,461	10,098,599

South Africa: 2.5%
Gold Fields Ltd. (ADR)	1,012,100	33,996,439

United States: 10.6%
Newmont Corp.	1,075,183	100,422,092
Royal Gold, Inc.	167,500	33,434,675
	Number of Shares	Value
United States (continued)
Sunshine Silver Mining & Refining Co. *	883,000	$11,673,260
		145,530,027
Total Common Stocks (Cost: $566,331,610)		1,307,606,377

WARRANTS: 0.2%
Canada: 0.2%
Osisko Development Corp., USD 2.56, exp. 08/15/27*∞ ø	961,500	567,635
West Point Gold Corp., CAD 0.55, exp. 06/10/27* ‡∞ ø	3,507,750	2,175,265

Total Warrants (Cost: $807,112)		2,742,900

EXCHANGE TRADED FUND: 3.6%(a) (Cost: $26,027,264)
United States: 3.6%
SPDR Gold MiniShares Trust *	608,000	48,287,360

MONEY MARKET FUND: 1.1% (Cost: $15,169,663)
Invesco Treasury Portfolio - Institutional Class 3.56%(b)	15,169,663	15,169,663

Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $608,335,649)		1,373,806,300

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $326,830)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(b)	326,830	326,830

Total Investments: 100.2% (Cost: $608,662,479)		1,374,133,130
Liabilities in excess of other assets: (0.2)%		(2,250,456)
NET ASSETS: 100.0%		$1,371,882,674

See Notes to Financial Statements

9

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
CDI	Clearing House Electronic Subregister System (CHESS) Depositary Interest
USD	United States Dollar

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the underlying fund’s webpage.
(b)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $26,407,227.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Ø	Restricted Security – the aggregate value of restricted securities is $3,995,422, or 0.3% of net assets

Restricted securities held by the Fund as of June 30, 2026 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Osisko Development Corp. *	07/31/2025	961,500	$336,226	$567,635	0.0%
Tectonic Metals, Inc.	02/11/2026	821,000	1,300,438	1,252,522	0.1%
West Point Gold Corp. *	06/11/2025	3,507,750	470,886	2,175,265	0.2%
			$2,107,550	$3,995,422	0.3%

Footnotes:

*	Warrants

Transactions and earnings from securities of affiliates for the period ended June 30, 2026 were as follows:

	Value 12/31/2025	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Dividend Income
Liberty Gold Corp.*	$1,746,584	$–	$(2,167,568)	$–	$420,984	$–	$–
Liberty Gold Corp.	25,556,014	2,167,568	–	–	22,601,657	50,325,239	–
West Point Gold Corp.	7,104,692	931,930	–	–	150,619	8,187,241	–
West Point Gold Corp.*ø	2,225,826	–	–	–	(50,561)	2,175,265	–
	$36,633,116	$3,099,498	$(2,167,568)	$–	$23,122,699	$60,687,745	$–

Footnotes:

*	Warrants
ø	Restricted Security.

See Notes to Financial Statements

10

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$83,426,815	$76,473,906	$—	$159,900,721
Brazil	66,537,582	—	—	66,537,582
Burkina Faso	14,042,160	—	—	14,042,160
Canada	819,403,494	6,380,134	—	825,783,628
Ivory Coast	51,717,221	—	—	51,717,221
Netherlands	10,098,599	—	—	10,098,599
South Africa	33,996,439	—	—	33,996,439
United States	145,530,027	—	—	145,530,027
Warrants *	—	—	2,742,900	2,742,900
Exchange Traded Fund	48,287,360	—	—	48,287,360
Money Market Funds	15,496,493	—	—	15,496,493
Total Investments	$1,288,536,190	$82,854,040	$2,742,900	$1,374,133,130

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

11

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Banks: 1.4%
US Bancorp	8,286	$500,474

Capital Goods: 7.5%
Huntington Ingalls Industries, Inc.	1,502	420,395
Masco Corp.	13,096	1,065,622
Northrop Grumman Corp.	813	414,069
Otis Worldwide Corp.	11,259	806,144
		2,706,230
Commercial & Professional Services: 5.2%
Broadridge Financial Solutions, Inc.	5,255	719,672
Copart, Inc. *	25,696	724,370
TransUnion	5,798	418,268
		1,862,310
Consumer Discretionary Distribution & Retail: 3.9%
Amazon.com, Inc.*	2,018	480,970
MercadoLibre, Inc. *	272	461,690
Tractor Supply Co.	14,571	460,589
		1,403,249
Consumer Durables & Apparel: 2.0%
NIKE, Inc.	17,709	726,954

Consumer Services: 5.1%
Airbnb, Inc.*	6,450	922,995
Chipotle Mexican Grill, Inc. *	15,004	510,136
Domino’s Pizza, Inc.	1,401	414,752
		1,847,883
Financial Services: 8.1%
Blackstone, Inc.	3,920	461,267
Charles Schwab Corp.	9,575	883,485
Jack Henry & Associates, Inc.	3,476	478,784
LPL Financial Holdings, Inc.	2,944	829,266
MarketAxess Holdings, Inc.	2,335	264,999
		2,917,801
Food, Beverage & Tobacco: 10.8%
Brown-Forman Corp.†	33,684	897,679
Constellation Brands, Inc.	6,002	834,818
Hershey Co.	2,496	437,923
McCormick & Co., Inc.	9,225	465,124
Mondelez International, Inc.	14,563	842,324
PepsiCo, Inc.	3,122	422,719
		3,900,587
Health Care Equipment & Services: 6.9%
GE HealthCare Technologies, Inc.	12,468	798,077
Veeva Systems, Inc. *	4,893	868,361
Zimmer Biomet Holdings, Inc.	9,639	829,821
		2,496,259
	Number of Shares	Value
Household & Personal Products: 7.0%
Clorox Co.	8,361	$797,974
Estee Lauder Cos, Inc.	9,761	770,631
Kenvue, Inc.	48,880	934,097
		2,502,702
Media & Entertainment: 2.4%
Meta Platforms, Inc.	750	422,468
Walt Disney Co.	4,441	427,446
		849,914
Pharmaceuticals, Biotechnology & Life Sciences: 10.9%
Agilent Technologies, Inc.	3,757	499,042
Bristol-Myers Squibb Co.	15,201	875,882
Danaher Corp.	4,562	868,970
Thermo Fisher Scientific, Inc.	847	424,652
West Pharmaceutical Services, Inc.	1,703	611,377
Zoetis, Inc.	9,107	654,429
		3,934,352
Real Estate Management & Development: 0.7%
CoStar Group, Inc.*	9,002	254,937

Semiconductors & Semiconductor Equipment: 10.6%
Applied Materials, Inc.	1,166	843,018
Broadcom, Inc.	2,315	874,491
Entegris, Inc.	3,456	621,596
NVIDIA Corp.	4,415	883,397
NXP Semiconductors NV	2,055	577,517
		3,800,019
Software & Services: 14.8%
Datadog, Inc.*	3,375	878,715
Fair Isaac Corp. *	644	769,438
Fortinet, Inc. *	5,182	796,059
Guidewire Software, Inc. *	3,453	424,892
Microsoft Corp.	2,128	793,786
Palo Alto Networks, Inc. *	2,657	906,090
Tyler Technologies, Inc.*	2,647	774,142
		5,343,122
Technology Hardware & Equipment: 2.7%
Amphenol Corp.	3,058	539,187
Motorola Solutions, Inc.	1,080	448,513
		987,700
Total Common Stocks (Cost: $34,776,597)		36,034,493

MONEY MARKET FUND: 0.1% (Cost: $31,392)
Invesco Treasury Portfolio - Institutional Class 3.56%(a)	31,392	31,392

Total Investments: 100.1% (Cost: $34,807,989)		36,065,885
Liabilities in excess of other assets: (0.1)%		(30,311)
NET ASSETS: 100.0%		$36,035,574

See Notes to Financial Statements

12

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

(a)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $150,226.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$36,034,493	$—	$—	$36,034,493
Money Market Fund	31,392	—	—	31,392
Total Investments	$36,065,885	$—	$—	$36,065,885

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

13

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	CM Commodity Index Fund (a)	Emerging Markets Fund	Global Resources Fund	International Investors Gold Fund (a)
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$668,251,604	$366,573,456	$567,135,524	$1,313,118,555
Affiliated issuers (3)	—	—	—	60,687,745
Short-term investments held as collateral for securities loaned (4)	—	584,712	6,687	326,830
Total return swap contracts, at value	7,421,232	—	—	—
Cash	1,961,707	1,183	—	28,301
Foreign currency, at value (5)	—	300,532	8,158	134,770
Receivables:
Investment securities sold	9,989,017	1,702,523	4,053,129	—
Shares of beneficial interest sold	1,171,048	96,661	1,023,044	2,496,078
Dividends and interest	70,627	1,149,562	685,971	166,334
Foreign tax refund	—	383,322	409,605	—
Prepaid expenses	761	802	720	38,556
Other assets	229,306	—	—	428,265
Total assets	689,095,302	370,792,753	573,322,838	1,377,425,434
Liabilities:
Payables:
Investment securities purchased	—	—	10,845,585	—
Shares of beneficial interest redeemed	5,512,780	77,913	298,896	2,770,793
Collateral for securities loaned	—	584,712	6,687	326,830
Due to Adviser	353,828	258,322	468,543	1,002,731
Due to custodian	—	—	13	—
Due to Distributor	4,918	11,009	27,172	172,756
Deferred Trustee fees	706,676	1,454,306	809,974	1,075,972
Accrued expenses	322,162	219,551	455,663	193,244
Accrued foreign taxes	—	3,632,786	—	—
Accrued interest	—	2,619	—	434
Total liabilities	6,900,364	6,241,218	12,912,533	5,542,760
NET ASSETS	$682,194,938	$364,551,535	$560,410,305	$1,371,882,674
Net Assets consist of:
Aggregate paid-in capital	$627,239,785	$440,433,710	$1,225,677,749	$622,650,116
Total distributable earnings (loss)	54,955,153	(75,882,175)	(665,267,444)	749,232,558
NET ASSETS	$682,194,938	$364,551,535	$560,410,305	$1,371,882,674
(1) Includes Investment in securities on loan, at market value	$37,587,102	$20,160,079	$766,078	$26,407,227
(2) Cost of investments - Unaffiliated issuers	$668,449,654	$214,778,546	$505,746,084	$588,546,767
(3) Cost of investments - Affiliated issuers	$—	$—	$—	$19,788,882
(4) Cost of short-term investments held as collateral for securities loaned	$—	$584,712	$6,687	$326,830
(5) Cost of cash denominated in foreign currency	$—	$300,610	$8,161	$137,553

See Notes to Financial Statements

14

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited) (continued)

	CM Commodity Index Fund (a)	Emerging Markets Fund	Global Resources Fund	International Investors Gold Fund (a)
Class A Shares:
Net Assets	$23,903,276	$54,170,052	$124,275,445	$561,611,278
Shares of beneficial interest outstanding	322,837	2,565,173	2,390,318	23,007,996
Net asset value and redemption price per share	$74.04	$21.12	$51.99	$24.41
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$78.56	$22.41	$55.16	$25.90
Class C Shares:
Net Assets	N/A	N/A	N/A	$56,892,721
Shares of beneficial interest outstanding	N/A	N/A	N/A	2,971,802
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	N/A	N/A	N/A	$19.14
Class I Shares:
Net Assets	$116,466,725	$22,435,231	$309,939,499	$217,492,460
Shares of beneficial interest outstanding	1,505,352	992,209	5,639,365	6,158,967
Net asset value and redemption price per share	$77.37	$22.61	$54.96	$35.31
Class Y Shares:
Net Assets	$541,824,937	$264,486,701	$126,195,361	$535,886,215
Shares of beneficial interest outstanding	7,042,752	12,250,735	2,371,745	21,064,821
Net asset value and redemption price per share	$76.93	$21.59	$53.21	$25.44
Class Z Shares:
Net Assets	N/A	$23,459,551	N/A	N/A
Shares of beneficial interest outstanding	N/A	1,035,654	N/A	N/A
Net asset value and redemption price per share	N/A	$22.65	N/A	N/A

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

15

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

Morningstar Wide Moat Fund
Assets:
Investments, at value (1) (2)	$36,065,885
Receivables:
Shares of beneficial interest sold	2,293
Due from Adviser	2,228
Dividends and interest	43,596
Other assets	14,784
Total assets	36,128,786
Liabilities:
Deferred Trustee fees	28,408
Accrued expenses	64,726
Accrued interest	78
Total liabilities	93,212
NET ASSETS	$36,035,574
Net Assets consist of:
Aggregate paid-in capital	$33,269,048
Total distributable earnings	2,766,526
NET ASSETS	$36,035,574
(1) Includes Investment in securities on loan, at market value	$150,226
(2) Cost of investments	$34,807,990

Class I Shares:
Net Assets	$3,561,775
Shares of beneficial interest outstanding	108,867
Net asset value and redemption price per share	$32.72
Class Z Shares:
Net Assets	$32,473,799
Shares of beneficial interest outstanding	1,012,386
Net asset value and redemption price per share	$32.08

See Notes to Financial Statements

16

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	CM Commodity Index Fund(a)	Emerging Markets Fund	Global Resources Fund		International Investors Gold Fund(a)
Income:
Dividends - unaffiliated issuers	$314,572	$3,150,024	$8,376,882		$8,961,387
Non-cash dividends	—	—	—		685,215
Interest	11,685,601	—	—		—
Securities lending income - net	12,335	54,377	103,427		119,534
Net foreign taxes withheld	—	(337,904)	(275,514	)(b)	(905,775)
Total income	12,012,508	2,866,497	8,204,795		8,860,361
Expenses:
Management fees	2,146,072	1,304,452	3,381,292		4,862,130
Administration fees	—	434,817	—		1,808,482
Distribution fees – Class A	28,162	61,906	166,759		847,045
Distribution fees – Class C	—	—	—		351,810
Transfer agent fees – Class A	34,293	49,191	128,119		301,571
Transfer agent fees – Class C	—	—	—		41,009
Transfer agent fees – Class I	69,398	25,451	121,732		105,320
Transfer agent fees – Class Y	225,191	133,250	88,757		225,226
Transfer agent fees – Class Z	—	8,220	—		—
Custodian fees	9,621	101,300	14,597		27,137
Professional fees	57,934	54,877	81,636	(c)	60,031
Registration fees – Class A	10,179	6,488	9,432		13,712
Registration fees – Class C	—	—	—		7,784
Registration fees – Class I	9,310	7,554	8,971		10,025
Registration fees – Class Y	16,689	8,261	6,191		9,514
Registration fees – Class Z	—	7,623	—		—
Reports to shareholders	51,933	14,482	15,466		20,696
Insurance	15,601	15,140	15,519		23,221
Trustees’ fees and expenses	64,683	35,022	70,563		165,296
Interest	1,938	5,135	2,969		3,870
Other	9,713	9,388	8,485		18,118
Total expenses	2,750,717	2,282,557	4,120,488		8,901,997
Expenses assumed by the Adviser	(438,321)	(281,972)	(303,225)		—
Net expenses	2,312,396	2,000,585	3,817,263		8,901,997
Net investment income (loss)	9,700,112	865,912	4,387,532		(41,636)
Net realized gain (loss) on:
Investments - unaffiliated issuers (1)(3)	653	44,511,342	157,485,590		190,503,319
In-kind redemptions	—	—	(801,009)		—
Swap contracts	71,678,223	—	—		—
Foreign currency transactions and foreign denominated assets and liabilities	—	(63,627)	156,151		(92,157)
Net realized gain	71,678,876	44,447,715	156,840,732		190,411,162
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers (2)	(440,237)	29,689,032	(118,445,283)		(292,313,176)
Investments - affiliated issuers	—	—	—		23,122,699
Swap contracts	4,939,830	—	—		—
Foreign currency translations and foreign denominated assets and liabilities	—	(7,880)	(5,150)		(3,287)
Net change in unrealized appreciation (depreciation)	4,499,593	29,681,152	(118,450,433)		(269,193,764)
Net increase (decrease) in net assets resulting from operations	$85,878,581	$74,994,779	$42,777,831		$(78,824,238)
(1) Net of foreign taxes	$—	$20,487	$—		$—
(2) Net change in accrued foreign taxes	$—	$924,092	$—		$—
(3) Includes foreign capital gains tax refund	$—	$383,322	$—		$—

(a)	Consolidated Statement of Operations
(b)	Includes $338,243 from European Union tax reclaims.
(c)	Includes $25,800 for cost incurred related to filing European Union tax reclaims.

See Notes to Financial Statements

17

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

Morningstar Wide Moat Fund
Income:
Dividends - unaffiliated issuers	$285,536
Securities lending income - net	393
Net foreign taxes withheld	(941)
Total income	284,988
Expenses:
Management fees	78,724
Transfer agent fees – Class I	8,182
Transfer agent fees – Class Z	8,040
Custodian fees	6,408
Professional fees	51,351
Registration fees – Class I	9,463
Registration fees – Class Z	9,458
Reports to shareholders	5,291
Insurance	3,006
Trustees’ fees and expenses	3,756
Interest	124
Other	2,050
Total expenses	185,853
Expenses assumed by the Adviser	(98,139)
Net expenses	87,714
Net investment income	197,274
Net realized gain (loss) on:
Investments - unaffiliated issuers	164,131
Net realized gain	164,131
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(240,709)
Net change in unrealized appreciation (depreciation)	(240,709)
Net increase in net assets resulting from operations	$120,696

See Notes to Financial Statements

18

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CM Commodity Index Fund (a)		Emerging Markets Fund
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (b)
Operations:
Net investment income	$9,700,112	$19,916,143	$865,912	$2,734,200
Net realized gain	71,678,876	27,451,942	44,447,715	48,833,284
Net change in unrealized appreciation (depreciation)	4,499,593	(2,006,142)	29,681,152	43,870,373
Net increase in net assets resulting from operations	85,878,581	45,361,943	74,994,779	95,437,857
Distributions to shareholders from:
Distributable earnings
Class A	—	(1,681,461)	—	(297,096)
Class I	—	(8,789,816)	—	(424,700)
Class Y	—	(37,518,943)	—	(2,391,989)
Class Z	—	—	—	(387,490)
	—	(47,990,220)	—	(3,501,275)
Return of capital
Class A	—	(156,598)	—	—
Class I	—	(818,611)	—	—
Class Y	—	(3,494,233)	—	—
	—	(4,469,442)	—	—
Total distributions	—	(52,459,662)	—	(3,501,275)
Share transactions:
Proceeds from sale of shares
Class A	5,580,358	19,493,912	2,378,733	9,409,570
Class C	—	—	—	28,086
Class I	23,699,294	43,087,590	449,993	2,067,973
Class Y	76,173,450	155,332,718	25,080,171	32,333,020
Class Z	—	—	2,077,125	16,245,976
	105,453,102	217,914,220	29,986,022	60,084,625
Reinvestment of distributions
Class A	—	1,791,970	—	274,767
Class I	—	5,969,985	—	339,037
Class Y	—	40,822,577	—	1,787,842
Class Z	—	—	—	119,490
	—	48,584,532	—	2,521,136
Cost of shares redeemed
Class A	(4,836,494)	(15,877,675)	(4,893,877)	(11,874,285)
Class C	—	—	—	(5,434,621)
Class I	(26,493,792)	(49,974,894)	(20,996,558)	(45,956,501)
Class Y	(56,375,697)	(153,678,039)	(25,182,287)	(113,091,639)
Class Z	—	—	(10,130,590)	(60,250,156)
	(87,705,983)	(219,530,608)	(61,203,312)	(236,607,202)
Net increase (decrease) in net assets resulting from share transactions	17,747,119	46,968,144	(31,217,290)	(174,001,441)
Total increase (decrease) in net assets	103,625,700	39,870,425	43,777,489	(82,064,859)
Net Assets, beginning of period	578,569,238	538,698,813	320,774,046	402,838,905
Net Assets, end of period	$682,194,938	$578,569,238	$364,551,535	$320,774,046

(a)	Consolidated Statement of Changes in Net Assets
(b)	Class C shares were terminated effective April 30, 2025. See Note 13.

See Notes to Financial Statements

19

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Resources Fund		International Investors Gold Fund (a)
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (b)	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income (loss)	$4,387,532	$10,601,678	$(41,636)	$(83,911)
Net realized gain	156,840,732	42,963,017	190,411,162	211,734,968
Net change in unrealized appreciation (depreciation)	(118,450,433)	110,441,254	(269,193,764)	806,449,906
Net increase (decrease) in net assets resulting from operations	42,777,831	164,005,949	(78,824,238)	1,018,100,963
Distributions to shareholders from:
Distributable earnings
Class A	—	(1,978,240)	—	(36,307,323)
Class C	—	—	—	(4,504,668)
Class I	—	(7,419,361)	—	(9,456,560)
Class Y	—	(2,002,848)	—	(34,733,046)
Total distributions	—	(11,400,449)	—	(85,001,597)
Share transactions:
Proceeds from sale of shares
Class A	14,854,702	14,331,788	52,394,513	67,526,163
Class C	—	109,075	3,234,421	5,885,410
Class I	22,875,712	123,191,424	84,182,057	40,438,918
Class Y	14,450,658	10,844,896	72,411,068	103,707,268
	52,181,072	148,477,183	212,222,059	217,557,759
Reinvestment of distributions
Class A	—	1,828,276	—	33,645,533
Class C	—	—	—	4,264,854
Class I	—	5,044,516	—	8,961,318
Class Y	—	1,966,784	—	28,881,262
	—	8,839,576	—	75,752,967
Cost of shares redeemed
Class A	(27,391,642)	(23,744,736)	(83,235,524)	(116,596,895)
Class C	—	(7,045,289)	(9,934,162)	(14,521,695)
Class I	(143,716,919)	(70,287,943)	(81,448,967)	(94,822,308)
Class Y	(12,050,412)	(51,565,376)	(113,320,015)	(134,030,629)
	(183,158,973)	(152,643,344)	(287,938,668)	(359,971,527)
Net increase (decrease) in net assets resulting from share transactions	(130,977,901)	4,673,415	(75,716,609)	(66,660,801)
Total increase (decrease) in net assets	(88,200,070)	157,278,915	(154,540,847)	866,438,565
Net Assets, beginning of period	648,610,375	491,331,460	1,526,423,521	659,984,956
Net Assets, end of period	$560,410,305	$648,610,375	$1,371,882,674	$1,526,423,521

(a)	Consolidated Statement of Changes in Net Assets
(b)	Class C shares were terminated effective April 30, 2025. See Note 13.

See Notes to Financial Statements

20

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat Fund
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$197,274	$408,850
Net realized gain	164,131	4,227,362
Net change in unrealized appreciation (depreciation)	(240,709)	(552,892)
Net increase in net assets resulting from operations	120,696	4,083,320
Distributions to shareholders from:
Distributable earnings
Class I	—	(390,067)
Class Z	—	(3,539,390)
Total distributions	—	(3,929,457)
Share transactions:
Proceeds from sale of shares
Class I	25,813	30,620
Class Z	2,611,999	3,646,505
	2,637,812	3,677,125
Reinvestment of distributions
Class I	—	390,067
Class Z	—	3,539,390
	—	3,929,457
Cost of shares redeemed
Class I	(139)	(905,300)
Class Z	(1,396,437)	(4,176,150)
	(1,396,576)	(5,081,450)
Net increase in net assets resulting from share transactions	1,241,236	2,525,132
Total increase in net assets	1,361,932	2,678,995
Net Assets, beginning of period	34,673,642	31,994,647
Net Assets, end of period	$36,035,574	$34,673,642

See Notes to Financial Statements

21

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A (a)
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$64.58		$65.61	$64.86	$69.15	$75.75	$69.90
Net investment income (loss) (b)	0.98		2.21	2.86	2.73	0.30	(0.75)
Net realized and unrealized gain (loss) on investments	8.48		3.05	0.04	(4.70)	11.10	23.55
Total from investment operations	9.46		5.26	2.90	(1.97)	11.40	22.80
Distributions from:
Net investment income	—		(5.75)	(2.15)	(2.32)	(18.00)	(16.95)
Return of capital	—		(0.54)	—	—	—	—
Total distributions	—		(6.29)	(2.15)	(2.32)	(18.00)	(16.95)
Net asset value, end of period	$74.04		$64.58	$65.61	$64.86	$69.15	$75.75
Total return (c)	14.65%		8.01%	4.51%	(2.87)%	15.29%	32.96%

Ratios to average net assets
Gross expenses	1.36	%(d)	1.37%	1.31%	1.32%	1.36%	1.38%
Net expenses	0.95	%(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	2.69	%(d)	3.25%	4.25%	4.00%	0.39%	(0.91)%
Supplemental data
Net assets, end of period (in millions)	$24		$20	$15	$26	$22	$31
Portfolio turnover rate (e)	—%		—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include sales charges.
(d)	Annualized
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

22

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I (a)
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$67.38		$68.21	$67.42	$71.85	$78.00	$71.70
Net investment income (loss) (b)	1.13		2.51	3.17	3.00	0.60	(0.60)
Net realized and unrealized gain (loss) on investments	8.86		3.17	0.06	(4.88)	11.55	24.15
Total from investment operations	9.99		5.68	3.23	(1.88)	12.15	23.55
Distributions from:
Net investment income	—		(5.96)	(2.44)	(2.55)	(18.30)	(17.25)
Return of capital	—		(0.55)	—	—	—	—
Total distributions	—		(6.51)	(2.44)	(2.55)	(18.30)	(17.25)
Net asset value, end of period	$77.37		$67.38	$68.21	$67.42	$71.85	$78.00
Total return (c)	14.83%		8.32%	4.83%	(2.63)%	15.87%	33.07%

Ratios to average net assets
Gross expenses	0.85	%(d)	0.85%	0.84%	0.89%	0.92%	0.90%
Net expenses	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	2.99	%(d)	3.55%	4.53%	4.24%	0.72%	(0.61)%
Supplemental data
Net assets, end of period (in millions)	$116		$104	$106	$131	$234	$295
Portfolio turnover rate (e)	—%		—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

23

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y (a)
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$67.02		$67.87	$67.09	$71.55	$77.70	$71.40
Net investment income (loss) (b)	1.11		2.46	3.12	2.99	0.60	(0.60)
Net realized and unrealized gain (loss) on investments	8.80		3.16	0.06	(4.96)	11.55	24.15
Total from investment operations	9.91		5.62	3.18	(1.97)	12.15	23.55
Distributions from:
Net investment income	—		(5.92)	(2.40)	(2.49)	(18.30)	(17.25)
Return of capital	—		(0.55)	—	—	—	—
Total distributions	—		(6.47)	(2.40)	(2.49)	(18.30)	(17.25)
Net asset value, end of period	$76.93		$67.02	$67.87	$67.09	$71.55	$77.70
Total return (c)	14.79%		8.28%	4.78%	(2.77)%	15.87%	33.14%

Ratios to average net assets
Gross expenses	0.81	%(d)	0.90%	0.91%	0.93%	1.00%	0.98%
Net expenses	0.70	%(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	2.94	%(d)	3.49%	4.47%	4.24%	0.70%	(0.64)%
Supplemental data
Net assets, end of period (in millions)	$542		$454	$417	$339	$323	$330
Portfolio turnover rate (e)	—%		—%	—%	—%	—%	—%

(a)	On September 11, 2023, the Fund effected a 1 for 15 reverse share split (See Note 12). Per share data prior to this date has been adjusted to reflect the reverse share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

24

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$17.12		$13.23	$13.39	$12.25	$17.02	$20.96
Net investment income (loss) (a)	—	(b)	0.05	0.01	0.06	0.09	(0.04)
Net realized and unrealized gain (loss) on investments	4.00		3.95	(0.05)	1.24	(4.39)	(2.52)
Total from investment operations	4.00		4.00	(0.04)	1.30	(4.30)	(2.56)
Distributions from:
Net investment income	—		(0.11)	(0.12)	(0.16)	(0.47)	—
Net realized capital gains	—		—	—	—	—	(1.38)
Total distributions	—		(0.11)	(0.12)	(0.16)	(0.47)	(1.38)
Net asset value, end of period	$21.12		$17.12	$13.23	$13.39	$12.25	$17.02
Total return (c)	23.36%		30.26%	(0.29)%	10.62%	(25.23)%	(12.15)%

Ratios to average net assets
Gross expenses	1.61	%(d)	1.63%	1.59%	1.59%	1.54%	1.45%
Net expenses	1.60	%(d)	1.61%	1.59%	1.59%	1.54%	N/A
Net expenses excluding interest and taxes	1.60	%(d)	1.60%	1.57%	1.57%	1.53%	N/A
Net investment income (loss)	0.05	%(d)	0.31%	0.10%	0.47%	0.65%	(0.19)%
Supplemental data
Net assets, end of period (in millions)	$54		$46	$37	$64	$60	$130
Portfolio turnover rate (e)	19%		29%	19%	11%	11%	38%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include sales charges.
(d)	Annualized
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

25

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$18.27		$14.12	$14.31	$13.08	$18.16	$22.21
Net investment income (a)	0.06		0.13	0.08	0.14	0.17	0.06
Net realized and unrealized gain (loss) on investments	4.28		4.24	(0.04)	1.33	(4.68)	(2.69)
Total from investment operations	4.34		4.37	0.04	1.47	(4.51)	(2.63)
Distributions from:
Net investment income	—		(0.22)	(0.23)	(0.24)	(0.57)	(0.04)
Net realized capital gains	—		—	—	—	—	(1.38)
Total distributions	—		(0.22)	(0.23)	(0.24)	(0.57)	(1.42)
Net asset value, end of period	$22.61		$18.27	$14.12	$14.31	$13.08	$18.16
Total return (b)	23.75%		31.00%	0.28%	11.26%	(24.81)%	(11.76)%

Ratios to average net assets
Gross expenses	1.32	%(c)	1.23%	1.25%	1.23%	1.19%	1.14%
Net expenses	1.00	%(c)	1.01%	1.02%	1.01%	1.01%	1.00%
Net expenses excluding interest and taxes	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	N/A
Net investment income	0.64	%(c)	0.82%	0.57%	1.02%	1.17%	0.28%
Supplemental data
Net assets, end of period (in millions)	$22		$35	$67	$323	$387	$900
Portfolio turnover rate (d)	19%		29%	19%	11%	11%	38%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

26

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$17.46		$13.49	$13.68	$12.51	$17.39	$21.33
Net investment income (a)	0.05		0.12	0.08	0.12	0.15	0.03
Net realized and unrealized gain (loss) on investments	4.08		4.05	(0.06)	1.27	(4.48)	(2.57)
Total from investment operations	4.13		4.17	0.02	1.39	(4.33)	(2.54)
Distributions from:
Net investment income	—		(0.20)	(0.21)	(0.22)	(0.55)	(0.02)
Net realized capital gains	—		—	—	—	—	(1.38)
Total distributions	—		(0.20)	(0.21)	(0.22)	(0.55)	(1.40)
Net asset value, end of period	$21.59		$17.46	$13.49	$13.68	$12.51	$17.39
Total return (b)	23.65%		30.93%	0.11%	11.17%	(24.87)%	(11.84)%

Ratios to average net assets
Gross expenses	1.25	%(c)	1.27%	1.23%	1.23%	1.21%	1.13%
Net expenses	1.10	%(c)	1.11%	1.12%	1.11%	1.11%	1.10%
Net expenses excluding interest and taxes	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	N/A
Net investment income	0.56	%(c)	0.78%	0.59%	0.92%	1.10%	0.16%
Supplemental data
Net assets, end of period (in millions)	$264		$213	$236	$318	$390	$1,086
Portfolio turnover rate (d)	19%		29%	19%	11%	11%	38%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

27

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$18.29		$14.17	$14.35	$13.12	$18.19	$22.25
Net investment income (a)	0.06		0.17	0.12	0.16	0.17	0.07
Net realized and unrealized gain (loss) on investments	4.30		4.22	(0.06)	1.32	(4.67)	(2.69)
Total from investment operations	4.36		4.39	0.06	1.48	(4.50)	(2.62)
Distributions from:
Net investment income	—		(0.27)	(0.24)	(0.25)	(0.57)	(0.06)
Net realized capital gains	—		—	—	—	—	(1.38)
Total distributions	—		(0.27)	(0.24)	(0.25)	(0.57)	(1.44)
Net asset value, end of period	$22.65		$18.29	$14.17	$14.35	$13.12	$18.19
Total return (b)	23.84%		31.05%	0.40%	11.34%	(24.69)%	(11.71)%

Ratios to average net assets
Gross expenses	1.27	%(c)	1.20%	1.17%	1.18%	1.17%	1.08%
Net expenses	0.90	%(c)	0.91%	0.92%	0.91%	0.91%	0.90%
Net expenses excluding interest and taxes	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	N/A
Net investment income	0.62	%(c)	1.12%	0.80%	1.14%	1.26%	0.33%
Supplemental data
Net assets, end of period (in millions)	$23		$26	$57	$70	$73	$63
Portfolio turnover rate (d)	19%		29%	19%	11%	11%	38%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

28

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023		2022	2021

Net asset value, beginning of period	$48.81		$36.43	$38.70	$41.22		$39.21	$33.51
Net investment income (a)	0.25	(b)	0.74	0.97	0.78		0.89	0.50
Net realized and unrealized gain (loss) on investments	2.93		12.40	(2.16)	(2.40)		2.16	5.73
Total from investment operations	3.18		13.14	(1.19)	(1.62)		3.05	6.23
Distributions from:
Net investment income	—		(0.76)	(1.08)	(0.90)		(1.04)	(0.53)
Net asset value, end of period	$51.99		$48.81	$36.43	$38.70		$41.22	$39.21
Total return (c)	6.52	%(b)	36.11%	(3.05)%	(3.89)%		7.74%	18.61%

Ratios to average net assets
Gross expenses	1.47	%(d)	1.49%	1.52%	1.50%		1.47%	1.48%
Net expenses	1.39	%(d)	1.38%	1.38%	1.38%		1.38%	1.38%
Net investment income	0.86	%(b)(d)	1.77%	2.46%	1.97%		2.08%	1.29%
Supplemental data
Net assets, end of period (in millions)	$124		$128	$102	$117		$140	$152
Portfolio turnover rate (e)	70	%(f)	58%	57%	44	%(f)	34%	28%

(a)	Calculated based upon average shares outstanding
(b)	Reflects the positive effect of European tax reclaims, net of the associated professional fees, which resulted in the following increases for the six months ended June 30, 2026: Net investment income per share by $0.02, Total return by 0.05%, and Ratio of net investment income to average net assets by 0.04%.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include sales charges.
(d)	Annualized
(e)	Portfolio turnover is not annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

29

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023		2022	2021

Net asset value, beginning of period	$51.48		$38.38	$40.72	$43.33		$41.17	$35.15
Net investment income (a)	0.39	(b)	0.96	1.18	1.02		1.17	0.67
Net realized and unrealized gain (loss) on investments	3.09		13.09	(2.26)	(2.54)		2.23	6.04
Total from investment operations	3.48		14.05	(1.08)	(1.52)		3.40	6.71
Distributions from:
Net investment income	—		(0.95)	(1.26)	(1.09)		(1.24)	(0.69)
Net asset value, end of period	$54.96		$51.48	$38.38	$40.72		$43.33	$41.17
Total return (c)	6.76	%(b)	36.67%	(2.62)%	(3.47)%		8.19%	19.12%

Ratios to average net assets
Gross expenses	1.07	%(d)	1.11%	1.13%	1.13%		1.10%	1.11%
Net expenses	0.96	%(d)	0.96%	0.95%	0.95%		0.95%	0.95%
Net expenses excluding interest and taxes	0.96	%(d)	0.95%	0.95%	0.95%		0.95%	N/A
Net investment income	1.31	%(b)(d)	2.18%	2.85%	2.44%		2.60%	1.66%
Supplemental data
Net assets, end of period (in millions)	$310		$404	$261	$360		$503	$386
Portfolio turnover rate (e)	70	%(f)	58%	57%	44	%(f)	34%	28%

(a)	Calculated based upon average shares outstanding
(b)	Reflects the positive effect of European tax reclaims, net of the associated professional fees, which resulted in the following increases for the six months ended June 30, 2026: Net investment income per share by $0.02, Total return by 0.05%, and Ratio of net investment income to average net assets by 0.04%.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover is not annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

30

GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2026
	(unaudited)		2025	2024	2023		2022	2021

Net asset value, beginning of period	$49.89		$37.22	$39.52	$42.06		$40.00	$34.17
Net investment income (a)	0.33	(b)	0.88	1.05	0.91		1.05	0.62
Net realized and unrealized gain (loss) on investments	2.99		12.66	(2.18)	(2.45)		2.17	5.83
Total from investment operations	3.32		13.54	(1.13)	(1.54)		3.22	6.45
Distributions from:
Net investment income	—		(0.87)	(1.17)	(1.00)		(1.16)	(0.62)
Net asset value, end of period	$53.21		$49.89	$37.22	$39.52		$42.06	$40.00
Total return (c)	6.65	%(b)	36.43%	(2.81)%	(3.63)%		7.99%	18.92%

Ratios to average net assets
Gross expenses	1.15	%(d)	1.18%	1.21%	1.16%		1.14%	1.18%
Net expenses	1.14	%(d)	1.13%	1.13%	1.13%		1.13%	1.13%
Net investment income	1.14	%(b)(d)	2.08%	2.61%	2.25%		2.41%	1.56%
Supplemental data
Net assets, end of period (in millions)	$126		$116	$122	$188		$302	$231
Portfolio turnover rate (e)	70	%(f)	58%	57%	44	%(f)	34%	28%

(a)	Calculated based upon average shares outstanding
(b)	Reflects the positive effect of European tax reclaims, net of the associated professional fees, which resulted in the following increases for the six months ended June 30, 2026: Net investment income per share by $0.02, Total return by 0.05%, and Ratio of net investment income to average net assets by 0.04%.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover is not annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See Notes to Financial Statements

31

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
.	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$26.06		$10.40		$9.74		$8.89	$10.32		$12.82
Net investment income (loss) (a)	(0.02)		(0.02)		(0.03)		— (b)	0.03		—	(b)
Net realized and unrealized gain (loss) on investments	(1.63)		17.25		1.47		0.86	(1.46)		(1.84)
Total from investment operations	(1.65)		17.23		1.44		0.86	(1.43)		(1.84)
Distributions from:
Net investment income	—		(1.57)		(0.78)		(0.01)	—		(0.66)
Net asset value, end of period	$24.41		$26.06		$10.40		$9.74	$8.89		$10.32
Total return (c)	(6.33)%		165.86%		14.71%		9.68%	(13.86)%		(14.22)%

Ratios to average net assets
Expenses	1.20	%(d)(e)	1.31	%(e)	1.42	%(e)	1.43%	1.42	%(e)	1.34	%(e)
Net investment income (loss)	(0.11	)%(d)(e)	(0.13	)%(e)	(0.25	)%(e)	0.04%	0.28	%(e)	0.00	%(e)
Supplemental data
Net assets, end of period (in millions)	$562		$627		$264		$261	$243		$302
Portfolio turnover rate (f)	17%		30%		39%		25%	39%		23%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include sales charges.
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(f)	Portfolio turnover is not annualized.

See Notes to Financial Statements

32

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$20.52		$8.34		$7.95		$7.30	$8.54		$10.83
Net investment loss (a)	(0.10)		(0.13)		(0.09)		(0.06)	(0.04)		(0.08)
Net realized and unrealized gain (loss) on investments	(1.28)		13.77		1.19		0.71	(1.20)		(1.55)
Total from investment operations	(1.38)		13.64		1.10		0.65	(1.24)		(1.63)
Distributions from:
Net investment income	—		(1.46)		(0.71)		—	—		(0.66)
Net asset value, end of period	$19.14		$20.52		$8.34		$7.95	$7.30		$8.54
Total return (b)	(6.73)%		163.77%		13.76%		8.90%	(14.52)%		(14.89)%

Ratios to average net assets
Gross expenses	2.00	%(c)(d)	2.12	%(d)	2.26	%(d)	2.25%	2.21	%(d)	2.13	%(d)
Net expenses	2.00	%(c)(d)	2.12	%(d)	2.20	%(d)	2.20%	2.20	%(d)	2.13	%(d)
Net investment loss	(0.91	)%(c)(d)	(0.93	)%(d)	(1.03	)%(d)	(0.73)%	(0.51	)%(d)	(0.79	)%(d)
Supplemental data
Net assets, end of period (in millions)	$57		$67		$30		$33	$36		$49
Portfolio turnover rate (e)	17%		30%		39%		25%	39%		23%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund. Returns do not include sales charges.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

33

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$37.66		$14.74		$13.51		$12.30	$14.22		$17.31
Net investment income (a)	0.02		0.04		0.02		0.06	0.09		0.05
Net realized and unrealized gain (loss) on investments	(2.37)		24.50		2.03		1.20	(2.01)		(2.48)
Total from investment operations	(2.35)		24.54		2.05		1.26	(1.92)		(2.43)
Distributions from:
Net investment income	—		(1.62)		(0.82)		(0.05)	—		(0.66)
Net asset value, end of period	$35.31		$37.66		$14.74		$13.51	$12.30		$14.22
Total return (b)	(6.24)%		166.63%		15.18%		10.26%	(13.50)%		(13.94)%

Ratios to average net assets
Gross expenses	0.96	%(c)(d)	1.06	%(d)	1.13	%(d)	1.12%	1.09	%(d)	1.03	%(d)
Net expenses	0.96	%(c)(d)	1.00	%(d)	1.00	%(d)	1.00%	1.00	%(d)	1.00	%(d)
Net investment income	0.11	%(c)(d)	0.17	%(d)	0.17	%(d)	0.47%	0.70	%(d)	0.34	%(d)
Supplemental data
Net assets, end of period (in millions)	$217		$224		$118		$164	$156		$203
Portfolio turnover rate (e)	17%		30%		39%		25%	39%		23%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

34

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025		2024		2023	2022		2021

Net asset value, beginning of period	$27.13		$10.79		$10.08		$9.19	$10.64		$13.15
Net investment income (a)	0.02		0.03		0.01		0.04	0.06		0.03
Net realized and unrealized gain (loss) on investments	(1.71)		17.93		1.51		0.89	(1.51)		(1.88)
Total from investment operations	(1.69)		17.96		1.52		0.93	(1.45)		(1.85)
Distributions from:
Net investment income	—		(1.62)		(0.81)		(0.04)	—		(0.66)
Net asset value, end of period	$25.44		$27.13		$10.79		$10.08	$9.19		$10.64
Total return (b)	(6.23)%		166.62%		15.04%		10.13%	(13.63)%		(13.94)%

Ratios to average net assets
Gross expenses	0.93	%(c)(d)	1.03	%(d)	1.13	%(d)	1.13%	1.11	%(d)	1.06	%(d)
Net expenses	0.93	%(c)(d)	1.03	%(d)	1.10	%(d)	1.10%	1.10	%(d)	1.06	%(d)
Net investment income	0.16	%(c)(d)	0.15	%(d)	0.07	%(d)	0.38%	0.59	%(d)	0.29	%(d)
Supplemental data
Net assets, end of period (in millions)	$536		$609		$247		$273	$241		$306
Portfolio turnover rate (e)	17%		30%		39%		25%	39%		23%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Portfolio turnover is not annualized.

See Notes to Financial Statements

35

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$32.61		$32.43	$32.34	$26.02	$33.51	$30.70
Net investment income (a)	0.17		0.39	0.43	0.36	0.31	0.40
Net realized and unrealized gain (loss) on investments	(0.06)		3.86	3.02	7.85	(4.82)	6.92
Total from investment operations	0.11		4.25	3.45	8.21	(4.51)	7.32
Distributions from:
Net investment income	—		(0.42)	(0.45)	(0.25)	(0.30)	(0.38)
Net realized capital gains	—		(3.65)	(2.91)	(1.64)	(2.68)	(4.13)
Total distributions	—		(4.07)	(3.36)	(1.89)	(2.98)	(4.51)
Net asset value, end of period	$32.72		$32.61	$32.43	$32.34	$26.02	$33.51
Total return (b)	0.34%		13.12%	10.64%	31.66%	(13.63)%	24.04%

Ratios to average net assets
Gross expenses	1.88	%(c)	1.88%	1.56%	1.96%	2.04%	2.26%
Net expenses	0.59	%(c)	0.59%	0.59%	0.60%	0.59%	0.59%
Net expenses excluding interest and taxes	0.59	%(c)	0.59%	0.59%	0.59%	0.59%	N/A
Net investment income	1.04	%(c)	1.18%	1.26%	1.18%	1.03%	1.13%
Supplemental data
Net assets, end of period (in millions)	$4		$4	$4	$6	$2	$4
Portfolio turnover rate (d)	35%		85%	91%	73%	72%	59%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

36

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z
	Six Months		Year Ended December 31,
	Ended June 30, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$31.95		$31.84	$31.77	$25.63	$33.04	$30.32
Net investment income (a)	0.18		0.42	0.46	0.34	0.34	0.44
Net realized and unrealized gain (loss) on investments	(0.05)		3.79	2.96	7.77	(4.75)	6.82
Total from investment operations	0.13		4.21	3.42	8.11	(4.41)	7.26
Distributions from:
Net investment income	—		(0.45)	(0.44)	(0.33)	(0.32)	(0.41)
Net realized capital gains	—		(3.65)	(2.91)	(1.64)	(2.68)	(4.13)
Total distributions	—		(4.10)	(3.35)	(1.97)	(3.00)	(4.54)
Net asset value, end of period	$32.08		$31.95	$31.84	$31.77	$25.63	$33.04
Total return (b)	0.41%		13.23%	10.73%	31.76%	(13.52)%	24.15%

Ratios to average net assets
Gross expenses	0.97	%(c)	1.00%	1.07%	1.27%	1.28%	1.59%
Net expenses	0.49	%(c)	0.49%	0.49%	0.50%	0.49%	0.49%
Net expenses excluding interest and taxes	0.49	%(c)	0.49%	0.49%	0.49%	0.49%	N/A
Net investment income	1.14	%(c)	1.29%	1.37%	1.12%	1.14%	1.23%
Supplemental data
Net assets, end of period (in millions)	$32		$31	$28	$18	$13	$15
Portfolio turnover rate (d)	35%		85%	91%	73%	72%	59%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover is not annualized.

See Notes to Financial Statements

37

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)

Note 1—Fund Organization

VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CM Commodity Index Fund	Diversified
Emerging Markets Fund	Diversified
Global Resources Fund	Diversified
International Investors Gold Fund	Non-Diversified
VanEck Morningstar Wide Moat Fund	Diversified

The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Global Resources Fund seeks long-term capital appreciation by investing primarily in global resources securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The VanEck Morningstar Wide Moat Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index.

Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I, Y and Z Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Van Eck Associates Corporation (“VEAC”) serves as investment adviser to all the Funds, except for CM Commodity Index Fund. Van Eck Absolute Return Advisers Corporation (“VEARA” and together with VEAC, each an “Adviser” or the “Advisers”) serves as investment adviser to CM Commodity Index Fund.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.
38

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value, and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1.

Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs.

Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements.  Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

39

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

Any Russian securities held in the Funds at June 30, 2026, are restricted from trading. Therefore the Pricing Committee is currently fair valuing these investments at zero, as represented in the Schedule of Investments and deeming all these holdings as a Level 3 in the fair value hierarchy.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation

The CM Commodity Index Fund and International Investors Gold Fund may effect certain investments through the Commodities Series Fund I Subsidiary and Gold Series Fund I Subsidiary, respectively, Cayman Islands exempted companies (collectively the “Subsidiaries” and each a wholly-owned “Subsidiary”). The consolidated financial statements of the CM Commodity Index Fund and the International Investors Gold Fund present the financial position and results of operations for the Funds, and their wholly owned Subsidiaries. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation.

As of June 30, 2026, the CM Commodity Index Fund and International Investors Gold Fund held $162,868,730 and $48,311,763 in their Subsidiaries, representing 24% and 4% of the Funds’ net assets, respectively.

C.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Each wholly-owned Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the each Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and
40

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

E.	Currency Translation (continued)

unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

Any currency denominated in Rubles cannot be repatriated and such currency was valued at $0 as of June 30, 2026.

F.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Schedules of Investments.

G.	Use of Derivative Instruments

Certain Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps

The CM Commodity Index Fund enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the CM Commodity Index Fund at June 30, 2026, is reflected in the Fund’s Consolidated Schedule of Investments.

During the six months ended June 30, 2026, the CM Commodity Index Fund held swap contracts with an average monthly notional amount of $670,787,667.
41

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

G.	Use of Derivative Instruments (continued)

At June 30, 2026, the following Funds held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
CM Commodity Index Fund
Swap contracts[1]	$7,421,232

1	Statement of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the six months ended June 30, 2026, was as follows:

Commodities Futures Risk
CM Commodity Index Fund
Realized gain:
Swap contracts[1]	$71,678,223
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	4,939,830

1	Statement of Operations location: Net realized gain (loss) on swap contracts
2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts

H.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. In general, collateral received exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at June 30, 2026, is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statement of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2026. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.
42

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

H.	Offsetting Assets and Liabilities (continued)

	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/(Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
CM Commodity Index Fund
Total return swap contracts	$7,421,232	$—	$7,421,232	$—	$7,421,232

I.	Segment Reporting

The Funds’ Chief Financial Officer and the Funds’ Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Non-cash dividends included in dividend income or disclosed separately, if any, are recorded at the fair value of the securities received.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Funds earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Funds enters into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3— Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets, as follows:

Fund	Annual Rate

CM Commodity Index Fund	0.65%
Emerging Markets Fund	0.75%
Global Resources Fund	0.95% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% of the next $250 million and 0.50% thereafter
VanEck Morningstar Wide Moat Fund	0.45%
43

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements (continued)

The Adviser has agreed, until May 1, 2027, to waive fees and/or assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations and the amounts waived/assumed by the Adviser for the six months ended June 30, 2026, were as follows:

Fund	Expense Limitations	Expenses Assumed by the Adviser
CM Commodity Index Fund
Class A	0.95%	$46,001
Class I	0.65	115,126
Class Y	0.70	277,194
Emerging Markets Fund
Class A	1.60	1,774
Class I	1.00	56,305
Class Y	1.10	180,093
Class Z	0.90	43,800
Global Resources Fund
Class A	1.38	51,950
Class I	0.95	242,148
Class Y	1.13	9,127
International Investors Gold Fund
Class A	1.45	—
Class C	2.20	—
Class I	1.00	—
Class Y	1.10	—
Morningstar Wide Moat Fund
Class I	0.59	22,318
Class Z	0.49	75,821

The Adviser also performs accounting and administrative services for the Emerging Markets Fund and International Investors Gold Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for Emerging Markets Fund, and for International Investors Gold Fund at the rate of 0.25% on the first $750 million of the average daily net assets of the Fund and 0.20% of the average daily net assets in excess of $750 million. Administrative fees are included in the Statements of Operations.

For the six months ended June 30, 2026, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $240,489 in sales loads relating to the sale of shares of the Funds, of which $210,449 was reallowed to broker/dealers and the remaining $30,040 was retained by the Distributor.

During the year ended December 31, 2025, the Adviser reimbursed the International Investors Gold Fund $3,451 for an investment loss.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

At June 30, 2026, the Distributor owned approximately 80% of Class I and 35% of Class Z of VanEck Morningstar Wide Moat Fund.

44

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 4—Investments

For the six months ending in June 30, 2026, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Emerging Markets Fund	$66,882,378	$102,917,623
Global Resources Fund	480,799,055	504,502,391	*
International Investors Gold Fund	270,993,259	357,304,887
Morningstar Wide Moat Fund	13,926,340	12,420,710

*Amount excludes an in-kind redemption of $101,664,339

A Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For financial reporting purposes, these in-kind redemptions are treated as sales of securities, and the resulting realized gains and losses are recognized based on the fair value of the securities distributed on the redemption date. During the six months ended June 30, 2026, the Global Resources Fund realized net losses of $801,009 on $101,664,339 of in-kind redemptions. Such losses are not recognized for tax purposes.

Note 5—Income Taxes

As of June 30, 2026, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$628,062,691	$40,188,913	$-	$40,188,913
Emerging Markets Fund	229,279,343	181,900,359	(44,021,534)	137,878,825
Global Resources Fund	511,533,760	82,226,760	(26,618,309)	55,608,451
International Investors Gold Fund	847,178,822	776,066,555	(249,112,247)	526,954,308
Morningstar Wide Moat Fund	35,448,984	4,970,397	(4,353,496)	616,901

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the year ended in June 30, 2026, the Funds did not incur any such interest or penalties.

The Global Resources Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes European foreign withholding tax reclaims and related recovery costs.

Note 6—Principal Risk

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

45

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Principal Risk (continued)

The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

The CM Commodity Index Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Funds with Cayman subsidiaries.

The Global Resources Fund and International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

As a result of the current conditions related to Russian securities and Russian markets, the Emerging Markets Fund has been unable to dispose of the Russian securities in its portfolios, and such positions are deemed illiquid. It is unknown when current restrictions will be lifted. In the event that it becomes possible to dispose of Russian securities, other market participants may attempt to liquidate holdings at the same time as the Fund, and the Fund may be unable to transact at advantageous times or prices with respect to such Russian securities. Russia has taken actions, and may take that impact the custody of equity securities of Russian issuers, which may be detrimental to the Fund’s ability to locate and recover such securities. Russia may continue to take similar actions in the future. Custody issues with respect to Russian securities may ultimately result in losses to the Fund. Additionally, while certain Russian securities held by the Emerging Markets Fund have declared dividends, there is no assurance these dividends can be realized by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at $0 as of June 30, 2026.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

46

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—12b-1 Plan of Distribution

Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statements of Operations.

Note 8—Shareholder Transactions

Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	CM Commodity Index Fund		Emerging Markets Fund
	Six Months Ended June 30, 2026	Year Ended December 31, 2025	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Class A:
Shares sold*	75,646	290,501	124,966	656,291
Shares reinvested	N/A	27,355	N/A	16,552
Shares redeemed	(66,438)	(233,710)	(258,035)	(797,742)
Net increase (decrease)	9,208	84,146	(133,069)	(124,899)
Class C:
Shares sold	N/A	N/A	N/A	2,363
Shares redeemed*	N/A	N/A	N/A	(461,582)
Net decrease	N/A	N/A	N/A	(459,219)
Class I:
Shares sold	305,245	609,415	22,134	141,770
Shares reinvested	N/A	87,384	N/A	19,133
Shares redeemed	(343,830)	(709,456)	(940,876)	(3,020,765)
Net decrease	(38,585)	(12,657)	(918,742)	(2,859,862)
Class Y:
Shares sold	999,345	2,214,551	1,321,434	2,179,291
Shares reinvested	N/A	600,744	N/A	105,602
Shares redeemed	(734,645)	(2,188,257)	(1,293,022)	(7,552,436)
Net increase (decrease)	264,700	627,038	28,412	(5,267,543)
Class Z:
Shares sold	N/A	N/A	105,244	1,075,310
Shares reinvested	N/A	N/A	N/A	6,736
Shares redeemed	N/A	N/A	(508,815)	(3,656,182)
Net decrease	N/A	N/A	(403,571)	(2,574,136)

*Effective April 30, 2025, Emerging Markets Fund Class C shares were converted into Class A shares. These transactions are included in “shares sold” for Class A and “shares redeemed” for Class C for the year ended December 31, 2025.

47

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Shareholder Transactions (continued)

	Global Resources Fund		International Investors Gold Fund
	Six Months Ended June 30, 2026	Year Ended December 31, 2025	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Class A:
Shares sold*	263,054	354,115	1,792,581	3,775,328
Shares reinvested	N/A	38,177	N/A	1,309,165
Shares redeemed	(495,202)	(563,304)	(2,854,715)	(6,441,278)
Net decrease	(232,148)	(171,012)	(1,062,134)	(1,356,785)
Class C:
Shares sold	N/A	3,442	138,770	434,058
Shares reinvested	N/A	N/A	N/A	210,714
Shares redeemed*	N/A	(222,333)	(430,545)	(1,016,323)
Net decrease	N/A	(218,891)	(291,775)	(371,551)
Class I:
Shares sold	380,507	2,584,962	2,084,338	1,695,907
Shares reinvested	N/A	99,872	N/A	241,285
Shares redeemed	(2,593,996)	(1,625,283)	(1,861,116)	(4,042,542)
Net increase (decrease)	(2,213,489)	1,059,551	223,222	(2,105,350)
Class Y:
Shares sold	251,572	252,510	2,375,950	5,706,685
Shares reinvested	N/A	40,188	N/A	1,079,673
Shares redeemed	(211,782)	(1,243,065)	(3,744,510)	(7,212,864)
Net increase (decrease)	39,790	(950,367)	(1,368,560)	(426,506)

*Effective April 30, 2025, Global Resources Fund Class C shares were converted into Class A shares. These transactions are included in “shares sold” for Class A and “shares redeemed” for Class C for the year ended December 31, 2025.

	Morningstar Wide Moat Fund
	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Class I:
Shares sold	807	957
Shares reinvested	N/A	11,987
Shares redeemed	(4)	(28,962)
Net increase (decrease)	803	(16,018)
Class Z:
Shares sold	81,414	113,265
Shares reinvested	N/A	111,022
Shares redeemed	(43,948)	(127,870)
Net increase	37,466	96,417

Note 9—Securities Lending

To generate additional income, the Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral, net of rebates paid to the borrower. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed net of rebates and broker fees in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S.

48

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Securities Lending (continued)

Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2026, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
CM Commodity Index Fund	$37,587,102	$–	$38,358,148	$38,358,148
Emerging Markets Fund	20,160,079	584,712	20,281,903	20,866,615
Global Resources Fund	766,078	6,687	787,738	794,425
International Investors Gold Fund	26,407,227	326,830	27,329,686	27,656,516
Morningstar Wide Moat Fund	150,226	–	160,400	160,400

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2026:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Emerging Markets Fund	$584,712
Global Resources Fund	6,687
International Investors Gold Fund	326,830

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Funds participate with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2026, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
CM Commodity Index Fund	3	$4,583,741	4.99%
Emerging Markets Fund	13	2,922,309	4.99
Global Resources Fund	7	3,165,180	4.99
International Investors Gold Fund	9	2,855,185	4.99
Morningstar Wide Moat Fund	4	98,070	4.98

Outstanding loan balances as of June 30, 2026, if any, are reflected in the Statements of Assets and Liabilities.

49

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 11—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which a Trustee can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck ETF Trust and VanEck VIP Trust, as directed by the Trustees. The Adviser is responsible for paying the expenses associated with the Plan. The Funds as directed by the Trustees.

The expense of the Deferred Plan is included in “Trustees’ fees and expenses” on the Statements of Operations. The liability for the Deferred Plan is shown as “Deferred Trustees’ fees” in the Statements of Assets and Liabilities.

Note 12—Share Split

Each class of the CM Commodity Index Fund executed a 1-for-15 reverse share split for shareholders of record before the open of markets on September 11, 2023. The impact of the share split has been retroactively applied to each of the prior years presented in the financial highlights.

Note 13—Class C Shares Conversion and Termination

At a meeting held on March 13, 2025, the Trustees approved (i) the conversion of the Class C shares of Emerging Markets Fund and Global Resources Fund into Class A shares of the same Fund, (ii) the termination of Class C shares of the Funds, and (iii) a Plan of Recapitalization for the Class C shares of the Funds for the share conversion and the share closing referenced above. Effective April 30, 2025, Class C shares of the Funds were converted into Class A shares of the same Fund at net asset value. Class C shares of the respective Funds were terminated effective immediately after such conversion.

At a meeting held on June 23, 2026, the Trustees approved (i) the conversion of the Class C shares of International Investors Gold Fund into Class A shares of the same Fund, (ii) the termination of Class C shares of the Funds, and (iii) a Plan of Recapitalization for the Class C shares of the Funds for the share conversion and the share closing referenced above. The conversion of Class C shares is expected to take place on or about September 25, 2026 and Class C shares will be terminated effective immediately after such conversion.

50

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

The officers receive no remuneration directly from the Funds. The Funds pay remuneration directly to Trustees only. The information is included in Item 7, in the Statements of Operations, as applicable.

51

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

CM COMMODITY INDEX FUND
EMERGING MARKETS FUND
GLOBAL RESOURCES FUND
INTERNATIONAL INVESTORS GOLD FUND
ONCHAIN ECONOMY ETF
VANECK EMERGING MARKETS BOND ETF
VANECK INDIA SELECT ETF
VANECK MORNINGSTAR WIDE MOAT FUND
(each, a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2026, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund, except the CM Commodity Index Fund and Onchain Economy ETF, and its investment adviser, Van Eck Associates Corporation, and the CM Commodity Index Fund and Onchain Economy ETF, and its investment adviser, Van Eck Absolute Return Advisers Corporation (Van Eck Associates Corporation and Van Eck Absolute Return Advisers Corporation, along with their affiliated companies, are referred to herein collectively as the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 28, 2026 and June 23, 2026, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;
52

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2025 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2025 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation, except with respect to the CM Commodity Index Fund and the VanEck Morningstar Wide Moat Fund, which are quantitatively-based index strategies;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.
53

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2025, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2025. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

CM Commodity Index Fund. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Class Y shares of the Fund had underperformed the UBS Index for the one-, three-, five- and ten-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the UBS Index, were one of the factors that attributed to the Fund’s underperformance relative to the UBS Index. The Board also noted that the Class Y shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one- and three-year periods and outperformed its Peer Group and Morningstar Category medians for the five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board further noted that the fee rate payable for advisory services was the same as the median advisory fee rate of its Peer Group and lower than the median advisory fee rate of its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median of its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared

54

to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board further noted that the Class Y shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratio of its Morningstar Category and the same as the median total expense ratio of its Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Global Resources Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed its Peer Group Category median for the one-year period, performed the same as its Peer Group Category median for the three-year period and underperformed its Peer Group Category medians for the three- and five-year periods. The Board further noted that the Class Y shares of the Fund had outperformed its Morningstar Category medians for the one- and three-year periods and underperformed its Morningstar Category medians for the five- and ten-year periods. The Board noted that the Class Y shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

International Investors Gold Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board also noted that the Class Y shares of the Fund had outperformed its benchmark index for the one-, three- and ten-year periods and underperformed

55

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

its benchmark index for the five-year period. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board also noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rate of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median of its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Onchain Economy ETF. The Board did not consider performance results for the Fund as it had not been in operation for a full fiscal year, and as such did not have Broadridge performance data to report.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to pay all expenses of the Fund (subject to certain exclusions) and has agreed to pay the Fund’s offering costs through May 1, 2027.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VanEck Emerging Markets Bond ETF. The Board noted that the Emerging Markets Bond Fund (the “Predecessor Fund”) reorganized into the Fund on October 6, 2025 and the Fund assumed the historical performance of the Class I shares of the Predecessor Fund. The Board noted, based on a review of comparative annualized total returns, that the Fund (and Predecessor Fund) had outperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board also noted that the Fund (and Predecessor Fund) had outperformed its benchmark index for the one-, three-, five-and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to pay all expenses of the Fund (subject to certain exclusions) and has agreed to pay the Fund’s offering costs through May 1, 2027. The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VanEck India Select ETF. The Board did not consider performance results for the Fund as it had not been in operation for a full fiscal year, and as such did not have Broadridge performance data to report.

The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rate of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was the same as the median of its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to pay all expenses of the Fund (subject to certain exclusions) and has agreed to pay the Fund’s offering costs through May 1, 2027.

56

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VanEck Morningstar Wide Moat Fund. The Board noted that the Fund seeks to track, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index (the “Morningstar Index”). The Board noted that the Class Z shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three- and five-year periods. The Board also noted that the Class Z shares of the Fund had underperformed the Morningstar Index for the one-, three- and five-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the Morningstar Index, were one of the factors that attributed to the Fund’s underperformance relative to the Morningstar Index. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

57

June 30, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

EMBX	|	Emerging Markets Bond ETF
INDZ	|	India Select ETF
NODE	|	Onchain Economy ETF

800.826.2333	vaneck.com

VANECK EMERGING MARKETS BOND ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

		Par (000's	)	Value
CORPORATE BONDS: 15.6%
Argentina: 0.2%
Pan American Energy LLC 144A 7.75%, 01/15/37	USD	449		$464,154

Brazil: 1.4%
3R Lux SARL Reg S 9.75%, 02/05/31	USD	1,299		1,363,269
CSN Inova Ventures Reg S 6.75%, 01/28/28	USD	1,270		1,056,126
CSN Resources SA Reg S 4.62%, 06/10/31	USD	1,715		1,059,705
				3,479,100
China: 1.6%
Longfor Group Holdings Ltd. Reg S 3.95%, 09/16/29	USD	1,905		1,601,874
NWD Finance BVI Ltd. Reg S 10.13% (US Treasury Yield Curve Rate T 3 Year+6.20%), 0 (o)(a)	USD	249		240,860
NWD MTN Ltd. Reg S 8.62%, 02/08/28	USD	2,006		1,943,856
				3,786,590
Guyana: 0.1%
Secure International Finance Co., Inc. 144A 10.00%, 06/03/29 ∞	USD	138		137,991
Secure International Finance Co., Inc. Reg S 10.00%, 06/03/29 ∞	USD	35		34,675
				172,666
India: 2.7%
Export-Import Bank of India Reg S
3.88%, 02/01/28	USD	2,266		2,236,584
5.50%, 01/13/35	USD	4,251		4,328,594
				6,565,178
Indonesia: 3.4%
Indofood CBP Sukses Makmur Tbk PT Reg S 3.40%, 06/09/31	USD	1,280		1,171,906
Pakuwon Jati Tbk PT Reg S 4.88%, 04/29/28	USD	1,052		1,030,215
Pertamina Persero PT Reg S 6.00%, 05/03/42	USD	1,946		1,898,641
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak Reg S 4.85%, 10/14/38	USD	2,457		2,311,762
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	1,958		1,981,622
				8,394,146
Jamaica: 0.2%
Digicel International Finance Ltd. / Difl US LLC 144A 8.62%, 08/01/32	USD	76		78,310
		Par (000’s	)	Value
Jamaica (continued)
Digicel International Finance Ltd. / Difl US LLC Reg S 8.62%, 08/01/32	USD	480		$494,592
				572,902
Luxembourg: 0.3%
Oceanica Lux 144A 11.25%, 05/08/31 †	USD	754		760,816

Mexico: 0.9%
Alpek SAB de CV Reg S 3.25%, 02/25/31	USD	2,469		2,161,982

Panama: 1.0%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	2,473		2,343,430

Peru: 0.2%
Petroleos del Peru SA Reg S 5.62%, 06/19/47	USD	776		555,348

Singapore: 1.0%
GLP Pte Ltd. Reg S 9.75%, 05/20/28	USD	2,048		1,735,995
JAPFA Pte Ltd. 144A 7.95%, 05/12/31	USD	74		73,978
Medco Maple Tree Pte Ltd. Reg S 8.96%, 04/27/29	USD	680		701,772
				2,511,745
Thailand: 1.0%
Siam Commercial Bank PCL Reg S 4.40%, 02/11/29	USD	2,355		2,338,805

Tunisia: 0.2%
Tunisian Republic 3.28%, 08/09/27	JPY	100,000		589,957

United Kingdom: 1.4%
Avianca Midco 2 PLC 144A 10.25%, 01/07/32	USD	400		400,180
Avianca Midco 2 PLC Reg S 9.50%, 01/28/31	USD	899		886,189
HTA Group Ltd. 144A 7.50%, 06/04/29 †	USD	104		106,532
WE Soda Investments Holding PLC Reg S 9.38%, 02/14/31	USD	2,070		2,024,863
				3,417,764
Total Corporate Bonds (Cost: $38,130,295)				38,114,583

GOVERNMENT OBLIGATIONS: 79.5%
Angola: 0.9%
Angolan Government International Bond 144A
8.25%, 05/09/28	USD	225		232,227
9.38%, 03/31/33	USD	1,006		1,030,597
Angolan Government International Bond Reg S

See Notes to Financial Statements

2

VANECK EMERGING MARKETS BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Angola (continued)
8.25%, 05/09/28	USD	1,013		$1,045,538
				2,308,362
Argentina: 1.9%
Argentine Republic Government International Bond
3.50%, 07/09/41 (s)	USD	1,924		1,443,000
5.00%, 01/09/38 (s)	USD	1,919		1,603,325
Ciudad Autonoma De Buenos Aires 144A 7.80%, 11/26/33	USD	665		699,893
Province of Santa Fe 144A 8.10%, 12/11/34	USD	628		630,857
				4,377,075
Bahamas: 0.3%
Bahamas Government International Bond 144A 8.25%, 06/24/36	USD	580		651,479
Bahamas Government International Bond Reg S 6.62%, 05/15/33	USD	103		103,927
				755,406
Barbados: 0.7%
Barbados Government International Bond 144A 8.00%, 06/26/35	USD	125		134,378
Barbados Government International Bond Reg S 8.00%, 06/26/35	USD	1,292		1,388,926
				1,523,304
Benin: 0.0%
Benin Government International Bond 144A 7.96%, 02/13/38	USD	39		41,501

Bolivia: 2.3%
Bolivian Government International Bond Reg S
4.50%, 03/20/28	USD	4,190		4,037,267
7.50%, 03/02/30	USD	1,700		1,659,625
				5,696,892
Brazil: 2.4%
Brazilian Government International Bond
6.25%, 05/22/36	USD	2,766		2,741,106
6.62%, 03/15/35	USD	2,374		2,439,641
7.25%, 01/12/56	USD	826		831,576
				6,012,323
Chile: 3.9%
Bonos de la Tesoreria de la Republica en pesos 5.30%, 07/15/32	CLP	5,885,000		6,369,272
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
5.00%, 10/01/28	CLP	285,000		311,608
6.00%, 04/01/33	CLP	2,575,000		2,896,923
				9,577,803
		Par (000’s	)	Value
China: 3.1%
China Government Bond Reg S
1.87%, 02/13/36	CNY	15,500		$2,299,213
3.95%, 06/29/43	CNY	20,000		3,660,003
4.10%, 05/21/45	CNY	7,500		1,411,263
China Government International Bond 144A
3.75%, 11/13/30	USD	247		245,313
				7,615,792
Colombia: 1.6%
Colombian TES 12.50%, 02/27/30	COP	13,314,000		3,885,624

Costa Rica: 0.5%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	1,280		1,324,058

Czech Republic: 2.3%
Czech Republic Government Bond 5.00%, 09/30/30	CZK	116,800		5,711,300

Democratic Republic of the Congo: 2.2%
Congolese International Bond Reg S
6.00%, 06/30/29 (s)	USD	2,622		2,576,207
9.50%, 02/17/35	USD	1,200		1,168,058
DRC International Bond 144A
8.75%, 04/16/32	USD	927		960,834
9.50%, 04/16/37	USD	611		640,604
				5,345,703
Dominican Republic: 1.3%
Dominican Republic International Bond 144A 5.88%, 10/28/35	USD	928		919,045
Dominican Republic International Bond Reg S
5.88%, 10/28/35	USD	688		681,361
6.60%, 06/01/36	USD	1,365		1,427,108
				3,027,514
Ecuador: 1.4%
Ecuador Government International Bond 144A 9.25%, 01/29/39	USD	1,285		1,322,265
Ecuador Government International Bond Reg S
0.00%, 07/31/30 ^	USD	643		555,367
6.90%, 07/31/35 (s)	USD	1,163		1,070,542
9.25%, 01/29/39	USD	750		771,750
				3,719,924
Egypt: 1.1%
Egypt Government International Bond Reg S 9.45%, 02/04/33	USD	2,332		2,592,510

El Salvador: 0.5%
El Salvador Government International Bond 144A

See Notes to Financial Statements

3

VANECK EMERGING MARKETS BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
El Salvador (continued)
4.00%, 04/17/30	USD	927		$29,458
El Salvador Government International Bond Reg S 9.25%, 04/17/30	USD	1,108		1,196,773
				1,226,231
Ghana: 0.9%
Ghana Government International Bond Reg S
0.00%, 01/03/30 ^	USD	1,793		1,611,365
5.00%, 07/03/35 (s)	USD	554		514,450
				2,125,815
Guatemala: 1.1%
Guatemala Government Bond 144A 6.25%, 08/15/36	USD	1,185		1,239,806
Guatemala Government Bond Reg S
3.70%, 10/07/33	USD	1,343		1,199,115
6.60%, 06/13/36	USD	284		303,278
				2,742,199
Honduras: 0.2%
Honduras Government International Bond Reg S 8.62%, 11/27/34	USD	527		611,526

Hungary: 1.3%
Hungary Government Bond 2.25%, 06/22/34	HUF	144,000		378,968
Hungary Government International Bond Reg S 5.38%, 09/26/30	USD	2,643		2,687,124
				3,066,092
Indonesia: 2.3%
Indonesia Treasury Bond 6.75%, 07/15/35	IDR	105,821,000		5,737,888

Ivory Coast: 0.2%
Ivory Coast Government International Bond 144A 6.75%, 02/25/41	USD	558		541,238

Jamaica: 0.5%
Jamaica Government International Bond 7.88%, 07/28/45	USD	1,061		1,284,733

Jordan: 0.4%
Jordan Government International Bond 144A 7.38%, 10/10/47	USD	967		963,935

Kazakhstan: 0.5%
Kazakhstan Government International Bond 144A 4.41%, 10/28/30	USD	1,204		1,185,697

Laos: 0.6%
Laos Government International Bond 144A 11.25%, 11/12/30	USD	790		845,498
		Par (000’s	)	Value
Laos (continued)
Laos Government International Bond Reg S 11.25%, 11/12/30	USD	675		$722,419
				1,567,917
Malaysia: 5.7%
Malaysia Government Bond
2.63%, 04/15/31	MYR	5,629		1,335,638
3.34%, 05/15/30	MYR	19,263		4,724,367
3.77%, 01/15/41	MYR	8,607		2,095,286
3.83%, 07/05/34	MYR	5,866		1,461,327
4.05%, 04/18/39	MYR	17,883		4,485,244
				14,101,862
Mexico: 5.1%
Mexican Bonos
7.75%, 11/13/42	MXN	166,920		8,168,966
8.00%, 11/07/47	MXN	94,230		4,634,341
				12,803,307
Morocco: 0.6%
Morocco Government International Bond 144A 5.95%, 03/08/28	USD	1,505		1,530,546

Nigeria: 1.5%
Nigeria Government International Bond 144A
8.25%, 09/28/51	USD	1,464		1,495,744
8.63%, 01/13/36	USD	970		1,053,983
Nigeria Government International Bond Reg S 7.38%, 09/28/33	USD	1,301		1,315,635
				3,865,362
Oman: 1.1%
Oman Government International Bond Reg S 7.38%, 10/28/32	USD	2,333		2,642,223

Paraguay: 0.5%
Paraguay Government International Bond Reg S 5.40%, 03/30/50	USD	1,345		1,249,075

Peru: 3.3%
Peru Government Bond 5.35%, 08/12/40	PEN	9,305		2,380,143
Peru Government Bond 144A Reg S 7.60%, 08/12/39	PEN	18,359		5,773,145
				8,153,288
Philippines: 1.8%
Philippine Government International Bond
5.75%, 01/27/51	USD	234		234,302
6.25%, 01/14/36	PHP	285,325		4,276,969
				4,511,271
Poland: 3.8%
Republic of Poland Government Bond 5.00%, 10/25/35	PLN	8,795		2,306,087

See Notes to Financial Statements

4

VANECK EMERGING MARKETS BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s	)	Value
Poland (continued)
Republic of Poland Government International Bond 6.12%, 04/14/56	USD	7,075		$7,208,781
				9,514,868
Romania: 2.8%
Romania Government Bond 6.70%, 02/25/32	RON	11,940		2,619,837
Romanian Government International Bond Reg S 6.62%, 05/16/36	USD	4,024		4,120,935
				6,740,772
Saudi Arabia: 1.9%
Saudi Government International Bond Reg S 5.88%, 01/12/56	USD	4,880		4,758,767

Senegal: 1.1%
Senegal Government International Bond Reg S 4.75%, 03/13/28	EUR	4,243		2,673,541

Serbia: 0.5%
Serbia International Bond 144A 5.50%, 05/06/36	USD	1,328		1,303,179

Singapore: 1.7%
Singapore Government Bond
2.75%, 03/01/35	SGD	1,097		899,430
2.88%, 09/01/30	SGD	3,291		2,666,246
3.38%, 09/01/33	SGD	576		487,403
				4,053,079
South Africa: 4.6%
Republic of South Africa Government Bond 9.00%, 01/31/40	ZAR	61,672		3,805,908
Republic of South Africa Government International Bond 144A 7.25%, 12/11/55	USD	5,122		5,120,293
Republic of South Africa Government International Bond Reg S 7.10%, 11/19/36	USD	2,379		2,559,549
				11,485,750
South Korea: 1.8%
Korea Treasury Bond
2.50%, 09/10/30	KRW	2,200,000		1,344,428
2.62%, 03/10/30	KRW	1,731,900		1,071,550
3.38%, 03/10/31	KRW	3,681,680		2,320,361
				4,736,339
Thailand: 3.2%
Thailand Government Bond
1.34%, 03/17/31	THB	105,817		3,154,821
2.05%, 04/17/28	THB	57,126		1,747,545
2.70%, 06/17/40	THB	89,175		2,756,747
2.80%, 06/17/34	THB	8,613		276,172
				7,935,285
		Par (000’s	)	Value
Trinidad and Tobago: 0.4%
Trinidad & Tobago Government International Bond Reg S 5.95%, 01/14/31	USD	887		$902,132

Tunisia: 0.2%
Tunisian Republic 8.25%, 09/19/27	USD	436		441,247

Turkiye: 0.8%
Turkiye Government International Bond 6.80%, 11/04/36	USD	1,876		1,854,765

Uganda: 0.8%
Republic of Uganda Government Bonds 16.25%, 11/08/35	UGX	6,560,600		1,875,667

Uruguay: 0.8%
Uruguay Government International Bond 8.00%, 10/29/35	UYU	76,294		1,947,846

Uzbekistan: 0.2%
Republic of Uzbekistan International Bond Reg S 3.90%, 10/19/31	USD	521		485,080

Zambia: 0.9%
Zambia Government International Bond Reg S 5.75%, 06/30/33 (s)	USD	2,121		2,096,464

Total Government Obligations (Cost: $194,293,966)				196,230,077

SHORT-TERM INVESTMENT: 1.0%
United States Treasury Obligations: 1.0% (Cost: $2,368,925)
United States Treasury Bill (y) 3.59%, 07/14/26		$2,372		2,368,940

Total Investments Before Collateral for Securities Loaned: 96.1% (Cost: $234,793,186)				236,713,600

		Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.3%
Money Market Fund: 0.3% (Cost: $620,066)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(b)		620,066		620,066

See Notes to Financial Statements

5

VANECK EMERGING MARKETS BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares (continued)	Value
Total Investments: 96.4% (Cost: $235,413,252)		$237,333,666
Other assets less liabilities: 3.6%		8,844,135
NET ASSETS: 100.0%		$246,177,801

Forward Foreign Currency Contracts - June 30, 2026

Counterparty	Currency to be sold	Currency to be purchased	Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Co.	USD 2,371,448	TWD 74,933,015	7/16/2026	$(17,320)

Definitions:

CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan New Dollar
USD	United States Dollar
UGX	Ugandan Shilling
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:

(a)	Variable rate security — the rate shown is as of June 30, 2026
(b)	The rate shown is the 7-day yield as of June 30, 2026.
(o)	Perpetual Maturity — the date shown, if applicable, is the next call date
(s)	Coupon adjusts periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at June 30, 2026.
(y)	The rate shown is the calculated yield to maturity.
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $597,766.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $33,822,007, or 13.7% of net assets.

See Notes to Financial Statements

6

VANECK EMERGING MARKETS BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds
Argentina	$—	$464,154	$—	$464,154
Brazil	—	3,479,100	—	3,479,100
China	—	3,786,590	—	3,786,590
Guyana	—	—	172,666	172,666
India	—	6,565,178	—	6,565,178
Indonesia	—	8,394,146	—	8,394,146
Jamaica	—	572,902	—	572,902
Luxembourg	—	760,816	—	760,816
Mexico	—	2,161,982	—	2,161,982
Panama	—	2,343,430	—	2,343,430
Peru	—	555,348	—	555,348
Singapore	—	2,511,745	—	2,511,745
Thailand	—	2,338,805	—	2,338,805
Tunisia	—	589,957	—	589,957
United Kingdom	—	3,417,764	—	3,417,764
Government Obligations *	—	196,230,077	—	196,230,077
United States Treasury Obligations	—	2,368,940	—	2,368,940
Money Market Fund	620,066	—	—	620,066
Total Investments	$620,066	$236,540,934	$172,666	$237,333,666
Other Financial Instruments:
Liabilities
Forward Foreign Currency Contract	$—	$17,320	$—	$17,320

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

7

VANECK INDIA SELECT ETF

SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 4.9%
Ceat Ltd.	811	$29,923
Maruti Suzuki India Ltd.	520	77,743
Schaeffler India Ltd.	418	18,536
		126,202
Banks: 9.5%
Federal Bank Ltd.	10,918	38,119
HDFC Bank Ltd.	9,499	80,165
ICICI Bank Ltd.	3,600	52,550
State Bank of India	6,498	70,595
		241,429
Capital Goods: 18.6%
Ashok Leyland Ltd.	15,182	25,370
Bharat Electronics Ltd.	12,098	52,727
Bharat Heavy Electricals Ltd.	11,999	52,620
Cemindia Projects Ltd.	2,618	36,000
Cummins India Ltd.	671	40,198
Data Patterns India Ltd.	560	26,691
Force Motors Ltd.	61	12,019
GE Vernova T&D India Ltd.	867	45,479
Havells India Ltd.	2,199	26,988
KEI Industries Ltd.	690	39,649
Larsen & Toubro Ltd.	1,397	61,255
Mazagon Dock Shipbuilders Ltd.	1,331	35,173
Supreme Industries Ltd.	401	13,397
		467,566
Consumer Durables & Apparel: 2.2%
Pearl Global Industries Ltd.	977	20,823
Titan Co. Ltd.	747	34,792
		55,615
Consumer Services: 3.0%
Chalet Hotels Ltd.	1,808	15,580
Eternal Ltd. *	11,201	31,394
Lemon Tree Hotels Ltd. 144A*	25,189	31,126
		78,100
Energy: 3.4%
Reliance Industries Ltd.	6,162	84,410
Vedanta Oil and Gas Ltd.*	4,425	1,507
		85,917
Financial Services: 14.5%
Aditya Birla Capital Ltd.*	9,038	37,492
BSE Ltd. *	1,409	57,689
Capri Global Capital Ltd.	9,108	21,940
Cholamandalam Investment and Finance Co. Ltd.	3,641	68,981
CRISIL Ltd.	688	29,691
Multi Commodity Exchange of India Ltd.	2,267	68,149
Nuvama Wealth Management Ltd.	2,442	46,671
Power Finance Corp. Ltd.	7,562	33,955
		364,568
Food, Beverage & Tobacco: 4.6%
CCL Products India Ltd.	1,567	19,613
Marico Ltd.	3,991	35,294
Tata Consumer Products Ltd.	5,241	59,647
		114,554
	Number of Shares	Value
Health Care Equipment & Services: 3.8%
Apollo Hospitals Enterprise Ltd.	417	$38,276
Dr Lal PathLabs Ltd. 144A	1,097	19,074
Krishna Institute of Medical Sciences Ltd. 144A*	4,441	38,245
		95,595
Insurance: 1.4%
PB Fintech Ltd.*	2,110	36,354

Materials: 10.9%
APL Apollo Tubes Ltd.	1,419	26,851
Hindustan Copper Ltd.	5,518	29,368
JSW Steel Ltd.	2,532	32,841
Lloyds Metals & Energy Ltd.	2,618	50,163
National Aluminium Co. Ltd.	4,627	16,671
Pidilite Industries Ltd.	2,109	35,541
Solar Industries India Ltd.	119	23,537
SRF Ltd.	577	16,722
Vedanta Aluminium Metal Ltd. *	4,425	20,964
Vedanta Iron and Steel Ltd. *	4,425	1,648
Vedanta Ltd.	5,899	17,565
		271,871
Pharmaceuticals, Biotechnology & Life Sciences: 7.4%
Biocon Ltd.	8,311	36,755
Eris Lifesciences Ltd. 144A	1,181	17,891
Gland Pharma Ltd. 144A	859	22,653
JB Chemicals & Pharmaceuticals Ltd.	1,587	38,510
Laurus Labs Ltd. 144A	1,557	24,995
Neuland Laboratories Ltd.	230	45,171
		185,975
Real Estate Management & Development: 3.5%
Lodha Developers Ltd. 144A	1,438	14,544
Phoenix Mills Ltd.	3,481	71,789
		86,333
Software & Services: 2.9%
Coforge Ltd.	2,288	35,521
Infosys Ltd.	1,217	12,903
Zensar Technologies Ltd.	5,400	24,304
		72,728
Technology Hardware & Equipment: 3.1%
Astra Microwave Products Ltd.	1,718	32,059
Netweb Technologies India Ltd.	968	46,572
		78,631
Telecommunication Services: 2.3%
Bharti Airtel Ltd.	3,011	58,983

Transportation: 2.1%
Delhivery Ltd.*	10,360	51,730

See Notes to Financial Statements

8

VANECK INDIA SELECT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Utilities: 1.9%
Torrent Power Ltd.	2,982	$44,592
Vedanta Power Ltd.*	4,425	1,883
		46,475
Total Common Stocks (Cost: $2,395,824)		2,518,626

Total Investments: 100.0% (Cost: $2,395,824)		2,518,626
Other assets less liabilities: 0.0%		103
NET ASSETS: 100.0%		$2,518,729

Footnotes:

*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $168,528, or 6.7% of net assets.

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Automobiles & Components	$—	$126,202	$—	$126,202
Banks	—	241,429	—	241,429
Capital Goods	—	467,566	—	467,566
Consumer Durables & Apparel	—	55,615	—	55,615
Consumer Services	—	78,100	—	78,100
Energy	1,507	84,410	—	85,917
Financial Services	—	364,568	—	364,568
Food, Beverage & Tobacco	—	114,554	—	114,554
Health Care Equipment & Services	—	95,595	—	95,595
Insurance	—	36,354	—	36,354
Materials	22,612	249,259	—	271,871
Pharmaceuticals, Biotechnology & Life Sciences	—	185,975	—	185,975
Real Estate Management & Development	—	86,333	—	86,333
Software & Services	—	72,728	—	72,728
Technology Hardware & Equipment	—	78,631	—	78,631
Telecommunication Services	—	58,983	—	58,983
Transportation	—	51,730	—	51,730
Utilities	1,883	44,592	—	46,475
Total Investments	$26,002	$2,492,624	$—	$2,518,626

See Notes to Financial Statements

9

VANECK ONCHAIN ECONOMY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 88.5%
Australia: 4.0%
IREN Ltd. (USD) *	63,432	$2,900,745

Brazil: 0.7%
NU Holdings Ltd. (USD) *	36,900	492,984

Canada: 7.8%
Abaxx Technologies, Inc. * †	12,347	245,765
Hive Digital Technologies Ltd. (USD) * †	139,886	509,185
Hut 8 Corp. (USD) *	37,759	4,359,088
Shopify, Inc. (USD) *	5,344	610,178
		5,724,216
Cayman Islands: 0.8%
Bullish (USD) *	24,592	576,191

Germany: 1.3%
Innio NV (USD) *	23,275	920,526

Japan: 0.5%
Tokyo Electric Power Co. Holdings, Inc. *	121,500	347,322

Norway: 1.5%
Aker ASA	9,422	1,093,068

Singapore: 2.9%
Bitdeer Technologies Group (USD) *	86,590	1,374,183
Sea Ltd. (ADR) *	7,235	693,330
		2,067,513
South Korea: 2.4%
SK Hynix, Inc.	1,004	1,771,641

Taiwan: 1.9%
Global Unichip Corp.	6,000	930,427
MediaTek, Inc.	3,000	408,794
		1,339,221
United Kingdom: 1.3%
Dpc Holdings Ltd. (USD) *	2,000	98,120
Raspberry PI Holdings PLC *	77,288	846,814
		944,934
United States: 63.4%
American Electric Power Co., Inc.	5,724	783,100
Applied Digital Corp. *	71,981	2,684,891
Block, Inc. *	16,684	1,267,984
Bloom Energy Corp. *	1,411	427,110
Canton Strategic Holdings, Inc. *	45,704	128,885
Cipher Digital, Inc. *	185,074	4,534,313
Circle Internet Group, Inc. *	16,050	1,005,212
Cleanspark, Inc. *	108,965	1,585,441
Coinbase Global, Inc. *	5,199	760,042
Constellation Energy Corp.	2,154	534,989
Core Scientific, Inc. *	112,293	2,873,578
DT Midstream, Inc.	5,955	873,837
Figure Technology Solutions, Inc. *	93,486	2,870,955
Galaxy Digital, Inc. * †	55,518	1,517,862
GPGI, Inc.	52,365	829,985
	Number of Shares	Value
United States (continued)
Interactive Brokers Group, Inc.	8,940	$778,138
Keel Infrastructure Corp. *	212,049	1,217,161
MARA Holdings, Inc. * †	183,434	2,547,898
NRG Energy, Inc.	7,015	1,024,611
NVIDIA Corp.	3,345	669,301
Opera Ltd. (ADR)	35,713	708,189
Oracle Corp.	2,000	293,100
Primoris Services Corp.	6,945	688,388
Reddit, Inc. *	4,530	786,317
Riot Platforms, Inc. *	82,137	2,248,911
Robinhood Markets, Inc. *	7,532	755,309
SoFi Technologies, Inc. *	29,135	522,391
Solaris Energy Infrastructure, Inc.	15,595	1,254,774
Strategy, Inc. *	5,566	483,852
Talen Energy Corp. *	2,508	963,724
Terawulf, Inc. *	191,427	4,728,248
The Williams Companies, Inc.	11,873	882,639
Vertiv Holdings Co.	3,075	1,029,572
Vistra Corp.	5,588	886,424
Whitefiber, Inc. * †	25,699	998,406
		46,145,537
Total Common Stocks (Cost: $49,028,140)		64,323,898

MASTER LIMITED PARTNERSHIP: 1.1% (Cost: $621,601)
Canada: 1.1%
Brookfield Renewable Partners LP (USD)	22,291	774,166

EXCHANGE TRADED PRODUCTS: 10.3%(a)
Netherlands: 1.0%
VanEck Quantum Computing UCITS ETF * ‡	24,097	733,091
United States: 9.3%
21Shares Hyperliquid ETF	8,740	330,861
Grayscale Zcash Trust *(b)	11,455	306,994
VanEck Bitcoin ETF * ‡	315,323	5,237,515
VanEck Ethereum ETF * ‡	24,020	553,661
VanEck Solana ETF * ‡	36,643	360,142
		6,789,173
Total Exchange Traded Products (Cost: $11,767,109)		7,522,264

Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $61,416,850)		72,620,328

See Notes to Financial Statements

10

VANECK ONCHAIN ECONOMY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7%
Money Market Fund: 0.7% (Cost: $484,854)
State Street Navigator Securities Lending Government Money Market Portfolio 3.65%(c)	484,854	$484,854

Total Investments: 100.6% (Cost: $61,901,704)		73,105,182
Liabilities in excess of other assets: (0.6)%		(419,630)
NET ASSETS: 100.0%		$72,685,552

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the underlying fund’s webpage.
(b)	Shares trade over-the-counter
(c)	The rate shown is the 7-day yield as of June 30, 2026.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,151,611.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions and earnings from securities of affiliates for the period ended June 30, 2026 were as follows:

	Value 12/31/2025	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2026	Dividend Income
VanEck Bitcoin ETF	$5,925,506	$1,989,189	$(514,399)	$(229,440)	$(1,933,341)	$5,237,515	$–
VanEck Ethereum ETF	866,802	155,877	(18,089)	(30,845)	(420,083)	553,661	–
VanEck Quantum Computing UCITS ETF	745,036	100,830	(226,077)	(27,993)	141,295	733,091	–
VanEck Solana ETF	460,925	112,031	(10,540)	(7,329)	(194,945)	360,142	–
	$7,998,269	$2,357,926	$(769,105)	$(295,608)	$(2,407,074)	$6,884,409	$–

See Notes to Financial Statements

11

VANECK ONCHAIN ECONOMY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$2,900,745	$—	$—	$2,900,745
Brazil	492,984	—	—	492,984
Canada	5,724,216	—	—	5,724,216
Cayman Islands	576,191	—	—	576,191
Germany	920,526	—	—	920,526
Japan	—	347,322	—	347,322
Norway	1,093,068	—	—	1,093,068
Singapore	2,067,513	—	—	2,067,513
South Korea	—	1,771,641	—	1,771,641
Taiwan	—	1,339,221	—	1,339,221
United Kingdom	98,120	846,814	—	944,934
United States	46,145,537	—	—	46,145,537
Master Limited Partnership *	774,166	—	—	774,166
Exchange Traded Products Netherlands	—	733,091	—	733,091
United States	6,789,173	—	—	6,789,173
Money Market Fund	484,854	—	—	484,854
Total Investments	$68,067,093	$5,038,089	$—	$73,105,182

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

12

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2026 (unaudited)

	Emerging Markets Bond ETF	India Select ETF	Onchain Economy ETF (a)
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$236,713,600	$2,518,626	$65,735,919
Affiliated issuers (3)	—	—	6,884,409
Short-term investments held as collateral for securities loaned (4)	620,066	—	484,854
Cash	8,169,903	37,499	198,740
Foreign currency, at value (5)	97,791	5,604	3,256
Receivables:
Investment securities sold	—	490,230	184,366
Dividends and interest	3,931,846	1,613	16,647
Total assets	249,533,206	3,053,572	73,508,191
Liabilities:
Payables:
Investment securities purchased	2,525,611	—	294,594
Capital shares redeemed	—	504,142	—
Collateral for securities loaned	620,066	—	484,854
Due to Adviser	149,028	1,818	43,191
Deferred Trustee fees	38,254	—	—
Accrued foreign taxes	5,126	28,883	—
Unrealized depreciation on forward foreign currency contracts	17,320	—	—
Total liabilities	3,355,405	534,843	822,639
NET ASSETS	$246,177,801	$2,518,729	$72,685,552
Shares outstanding	4,792,954	100,000	1,680,000
Net asset value, per share	$51.36	$25.19	$43.27
Net Assets consist of:
Aggregate paid-in capital	$272,649,969	$2,476,025	$63,425,154
Total distributable earnings (loss)	(26,472,168)	42,704	9,260,398
NET ASSETS	$246,177,801	$2,518,729	$72,685,552
(1) Includes Investment in securities on loan, at market value	$597,766	$—	$3,151,611
(2) Cost of investments - Unaffiliated issuers	$234,793,186	$2,395,824	$50,327,693
(3) Cost of investments - Affiliated issuers	$—	$—	$11,089,157
(4) Cost of short-term investments held as collateral for securities loaned	$620,066	$—	$484,854
(5) Cost of cash denominated in foreign currency	$98,651	$5,585	$3,258

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

13

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	Emerging Markets Bond ETF	India Select ETF (a)	Onchain Economy ETF (b)
Income:
Dividends	$—	$9,107	$136,201
Interest	6,221,102	3,799	5,137
Securities lending income - net	97	—	19,342
Net foreign taxes withheld	(58,124)	(1,910)	(8,304)
Total income	6,163,075	10,996	152,376
Expenses:
Management fees	697,699	6,761	216,451
Interest	19	126	408
Total expenses	697,718	6,887	216,859
Waiver of management fees	—	—	(3,029)
Net expenses	697,718	6,887	213,830
Net investment income (loss)	5,465,357	4,109	(61,454)

Net realized gain (loss) on:
Investments - unaffiliated issuers(1)	1,709,729	(61,904)	(2,876,424)
Investments - affiliated issuers	—	—	(300,883)
In-kind redemptions - unaffiliated issuers	—	—	2,097,789
In-kind redemptions - affiliated issuers	—	—	5,275
Forward foreign currency contracts	7,503	—	—
Foreign currency transactions and foreign denominated assets and liabilities	17,752	6,566	(212)
Net realized gain (loss)	1,734,984	(55,338)	(1,074,455)

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers(2)	(973,638)	93,919	17,360,914
Investments - affiliated issuers	—	—	(2,407,074)
Forward foreign currency contracts	(17,320)	—	—
Foreign currency translations and foreign denominated assets and liabilities	(17,413)	14	(132)
Net change in unrealized appreciation (depreciation)	(1,008,371)	93,933	14,953,708
Net increase in net assets resulting from operations	$6,191,970	$42,704	$13,817,799
(1) Net of foreign taxes	$(5,156)	$—	$—
(2) Net change in accrued foreign taxes	$885	$(28,883)	$—

(a)	For the period February 19, 2026 (commencement of operations) through June 30, 2026.
(b)	Consolidated Statement of Operations

See Notes to Financial Statements

14

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Bond ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (a)
Operations:
Net investment income	$5,465,357	$5,007,012
Net realized gain	1,734,984	2,184,166
Net change in unrealized appreciation (depreciation)	(1,008,371)	4,718,481
Net increase in net assets resulting from operations	6,191,970	11,909,659
Distributions to shareholders from:
Distributable earnings	(4,305,023)	(4,830,417)
Return of capital	—	(152,263)
Total distributions	(4,305,023)	(4,982,680)

Share transactions*:
Proceeds from sale of shares	184,165,809	37,444,764
Reinvestments	—	3,526,747
Cost of shares redeemed	(33,294,454)	(26,685,000)
Net increase in net assets resulting from share transactions	150,871,355	14,286,511
Total increase in net assets	152,758,302	21,213,490
Net Assets, beginning of period	93,419,499	72,206,009
Net Assets, end of period	$246,177,801	$93,419,499

(a)	During the period the Fund was reorganized (the “Reorganization”) from a mutual fund to a newly created exchange-traded fund pursuant to a Plan of Reorganization. See Note 1 of the Notes to Financial Statements for information on the Reorganization.

*	See Statements continued on next page for share class breakdown.

See Notes to Financial Statements

15

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Emerging Markets Bond ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (a)
CAPITAL TRANSACTIONS:
ETF :
Proceeds from sale of shares	$184,165,809	$22,614,847
Cost of shares redeemed	(33,294,454)	-
Net increase	150,871,355	22,614,847
Class A:
Proceeds from sale of shares	N/A	1,267,399
Reinvestment of distributions	N/A	441,120
Cost of shares redeemed	N/A	(948,925)
Net increase	N/A	759,594
Class I:
Proceeds from sale of shares	N/A	3,751,860
Reinvestment of distributions	N/A	755,013
Cost of shares redeemed	N/A	(9,893,513)
Net decrease	N/A	(5,386,640)
Class Y:
Proceeds from sale of shares	N/A	9,810,658
Reinvestment of distributions	N/A	2,330,614
Cost of shares redeemed	N/A	(15,842,562)
Net increase (decrease)	N/A	(3,701,290)

	Emerging Markets Bond ETF
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025 (a)
SHARE TRANSACTIONS:
ETF:
Shares sold	3,600,000	450,000
Shares redeemed	(650,000)	-
Net increase	2,950,000	450,000
Class A:
Shares sold	N/A	232,954
Shares reinvested	N/A	81,794
Shares redeemed	N/A	(172,567)
Net increase	N/A	142,181
Class I:
Shares sold	N/A	680,768
Shares reinvested	N/A	141,052
Shares redeemed	N/A	(1,850,751)
Net decrease	N/A	(1,028,931)
Class Y:
Shares sold	N/A	1,793,987
Shares reinvested	N/A	431,101
Shares redeemed	N/A	(2,967,171)
Net increase (decrease)	N/A	(742,083)

(a)	During the period the Fund was reorganized (the “Reorganization”) from a mutual fund to a newly created exchange-traded fund pursuant to a Plan of Reorganization. See Note 1 of the Notes to Financial Statements for information on the Reorganization.

See Notes to Financial Statements

16

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	India Select ETF	Onchain Economy ETF (a)
	Period Ended June 30, 2026(b) (unaudited)	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025(c)
Operations:
Net investment income (loss)	$4,109	$(61,454)	$7,714
Net realized gain (loss)	(55,338)	(1,074,455)	1,567,171
Net change in unrealized appreciation (depreciation)	93,933	14,953,708	(3,750,342)
Net increase (decrease) in net assets resulting from operations	42,704	13,817,799	(2,175,457)
Distributions to shareholders from:
Distributable earnings	—	—	(537,648)

Share transactions*:
Proceeds from sale of shares	3,452,972	14,566,006	57,105,212
Cost of shares redeemed	(976,947)	(5,257,865)	(4,832,495)
Net increase in net assets resulting from share transactions	2,476,025	9,308,141	52,272,717
Total increase in net assets	2,518,729	23,125,940	49,559,612
Net Assets, beginning of period	—	49,559,612	—
Net Assets, end of period	$2,518,729	$72,685,552	$49,559,612
*Transactions in capital shares:
Shares sold	140,000	370,000	1,550,000
Shares redeemed	(40,000)	(120,000)	(120,000)
Net increase	100,000	250,000	1,430,000

(a)	Consolidated Statement of Changes in Net Assets
(b)	For the period February 19, 2026 (commencement of operations) through June 30, 2026.
(c)	For the period May 14, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements

17

VANECK FUNDS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets Bond ETF(a)
	Six Months Ended June 30, 2026 (unaudited)		Year Ended December 31,
			2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.69		$45.80	$48.10	$46.51	$54.37	$59.86
Net investment income (b)	1.50		3.58	3.71	3.36	3.71	2.92
Net realized and unrealized gain (loss) on investments	0.31		4.82	(2.29)	1.50	(7.76)	(5.40)
Total from investment operations	1.81		8.40	1.42	4.86	(4.05)	(2.48)
Distributions from:
Net investment income	(1.14)		(3.41)	(3.72)	(2.12)	(1.86)	(2.21)
Return of capital	—		(0.10)	—	(1.15)	(1.95)	(0.80)
Total distributions	(1.14)		(3.51)	(3.72)	(3.27)	(3.81)	(3.01)
Net asset value, end of period	$51.36		$50.69	$45.80	$48.10	$46.51	$54.37
Total return (c)	3.61%		19.04%	3.09%	10.97%	(7.21)%	(4.30)%

Ratios to average net assets
Gross expenses	0.75	%(d)	0.93%	1.37%	1.34%	2.51%	1.74%
Net expenses	0.75	%(d)	0.79%	0.86%	0.88%	0.97%	0.96%
Net expenses excluding interest and taxes	0.75	%(d)	0.78%	0.85%	0.88%	0.95%	0.95%
Net investment income	5.88	%(d)	6.95%	7.77%	7.22%	7.69%	5.01%
Supplemental data
Net assets, end of period (in millions)	$246		$93	$18	$29	$2	$6
Portfolio turnover rate (e)	108%		217%	206%	238%	322%	218%

(a)	On October 6, 2025 the Emerging Markets Bond Fund (the “Predecessor Fund”) was reorganized (the “Reorganization”) from a mutual fund to a newly created exchange-traded fund pursuant to a Plan of Reorganization. Performance and financial history of the Predecessor Fund’s Class I Shares have been adopted by the ETF and will be used going forward. As a result, the information prior to the Reorganization reflects that of the Predecessor Fund’s Class I Shares. Net asset values and per share amounts prior to the Reorganization have been restated to reflect the conversion. See Note 1 of the Notes to Financial Statements for information on the Reorganization.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

18

VANECK FUNDS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	India Select ETF

	Period Ended June 30, 2026 (unaudited)(a)

Net asset value, beginning of period	$25.00
Net investment income (b)	0.04
Net realized and unrealized gain on investments	0.15
Total from investment operations	0.19
Net asset value, end of period	$25.19
Total return (c)	0.75%

Ratios to average net assets
Expenses	0.76	%(d)
Expenses excluding interest and taxes	0.75	%(d)
Net investment income	0.46	%(d)
Supplemental data
Net assets, end of period (in millions)	$3
Portfolio turnover rate (e)	43%

(a)	For the period February 19, 2026 (commencement of operations) through June 30, 2026.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

19

VANECK FUNDS

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Onchain Economy ETF(a)

	Six Months Ended June 30, 2026 (unaudited)		Period Ended December 31, 2025 (b)

Net asset value, beginning of period	$34.66		$26.50
Net investment income (loss) (c)	(0.04)		0.01
Net realized and unrealized gain on investments	8.65		8.54	(d)
Total from investment operations	8.61		8.55
Distributions from:
Net investment income	—		(0.29)
Net realized capital gains	—		(0.10)
Total distributions	—		(0.39)
Net asset value, end of period	$43.27		$34.66
Total return (e)	24.84%		32.22%

Ratios to average net assets
Gross expenses (f)	0.69	%(g)	0.69	%(g)
Net expenses (f)	0.68	%(g)	0.67	%(g)
Net investment income (loss) (f)	(0.20	)%(g)	0.04	%(g)
Supplemental data
Net assets, end of period (in millions)	$73		$50
Portfolio turnover rate (h)	31%		81%

(a)	Consolidated Financial Highlights
(b)	For the period May 14, 2025 (commencement of operations) through December 31, 2025.
(c)	Calculated based upon average shares outstanding
(d)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(e)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(g)	Annualized
(h)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

20

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (unaudited)

Note 1—Fund Organization

VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate to the Emerging Markets Bond ETF, India Select ETF, and the Onchain Economy ETF (each, a “Fund”, together, the “Funds”). Each Fund is classified as a non-diversified fund under the 1940 Act, and, therefore, may invest a greater percentage of its assets in a particular issuer or in a smaller number of issuers.

The Funds are actively managed. The Emerging Markets Bond ETF seeks total return, consisting of income and capital appreciation by investing in debt securities that are issued by governments, quasi-government entities or corporations in emerging market countries or denominated in the currency of an emerging market country. India Select ETF seeks long-term capital appreciation by investing in Indian companies with strong long-term return profiles, high capital efficiency, and resilient business models. Onchain Economy ETF seeks long-term capital appreciation by investing in Digital Transformation Companies and/or Digital Asset Instruments as defined in Onchain Economy ETF’s prospectus.

Van Eck Associates Corporation (“VEAC”) serves as the investment adviser for the Emerging Markets Bond ETF and India Select ETF. Van Eck Absolute Return Advisers Corporation (“VEARA”), a wholly-owned subsidiary of VEAC, serves as the investment adviser to Onchain Economy ETF. VEAC and VEARA are collectively referred to as the “Adviser”.

Pursuant to a Plan of Reorganization previously approved by the Board of Trustees (the “Trustees”) of the Trust, the Emerging Markets Bond Fund (the “Predecessor Fund”) was reorganized (the “Reorganization”) into a newly created exchange-traded fund (the “ETF”) on October 6, 2025. The assets and liabilities of the Predecessor Fund’s shares were transferred in exchange for ETF shares utilizing the following ratios:

Predecessor Fund Share Class	Conversion Ratio
Class A	0.113664
Class I	0.113106
Class Y	0.113942

The Predecessor Fund’s investment objective was identical to the ETF’s and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the ETF. The Predecessor Fund was designated as the accounting survivor in the Reorganization. As a result, the ETF assumed the historical performance of the Class I shares of the Predecessor Fund.

In connection with the consummation of the Reorganization, the Predecessor Fund ceased operations.

For financial reporting purposes, assets received and shares issued by the ETF were recorded at fair value. However, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the ETF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Advisor paid the costs of the Reorganization other than brokerage transaction costs for portfolio transactions. While the Predecessor Fund had a management fee of 0.80% of the Predecessor Fund’s daily net assets, the ETF has a unitary management fee of 0.75% of the Fund’s average daily net assets. The Reorganization did not result in a material change to the ETF’s portfolio holdings. There are no material differences in accounting policies of the ETF. The ETF did not purchase or sell securities following its Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Predecessor Fund did not affect the ETF’s portfolio turnover ratio for the year ended December 31, 2025.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

21

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount, which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy.

The Trustees has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations

22

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation

The Onchain Economy ETF may invest in certain Digital Asset Instruments through a subsidiary (the “Subsidiary”), an exempted limited company organized under the laws of the Cayman Islands. The Subsidiary is wholly owned and controlled by the Fund and is advised by the Adviser. The consolidated financial statements present the financial position and results of operations for the Fund and its subsidiary. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2026, the Fund held $6,791,181 in its Subsidiary, representing 9% of the Fund’s net assets.

C.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The wholly-owned Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually (except for dividends from net investment income from the Emerging Markets Bond ETF which are declared and paid monthly). Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed taxable earnings and profit are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

23

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

E.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets and liabilities, other than investments, and forward foreign currency contracts are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency translations and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Schedules of Investments.

G.	Use of Derivative Instruments

The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over- the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments, if applicable.

Forward Foreign Currency Contracts

The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statements of Operations. During the period ended June 30, 2026, Emerging Markets Bond ETF held forward foreign currency contracts. The average amount purchased and sold (in U.S. dollars) was $1,922,347 and $0, respectively. Forward foreign currency contracts held at June 30, 2026, if any, are reflected in the Schedule of Open Forward Foreign Currency Contracts in the Fund’s Schedule of Investments.

24

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

G.	Use of Derivative Instruments (continued)

At June 30, 2026 the Fund held derivatives (not designated as hedging instruments under GAAP):

Foreign Currency Risk
Emerging Markets Bond ETF
Liabilities Derivatives
Forward foreign currency contracts[1]	$17,320

1	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency contracts

The impact of transactions in derivative instruments during the six months ended June 30, 2026, was as follows:

Foreign Currency Risk
Emerging Markets Bond ETF
Realized gain:
Forward foreign currency contracts[1]	$7,503
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts[2]	(17,320)

1	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts
2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

H.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. The Funds may pledge cash and or securities as collateral for derivative instruments. In general, collateral received exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets, liabilities, and derivatives on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at June 30, 2026 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending). Futures contracts held by Commodity Strategy

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2026. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.

25

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

H.	Offsetting Assets and Liabilities (continued)

	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets/(Liabilities) Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Received	Net Amount
Emerging Markets Bond ETF
Forward foreign currency contracts	$(17,320)	$—	$(17,320)	$—	$(17,320)

I.	Segment Reporting

The Funds’ Chief Financial Officer and the Funds’ Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets.

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the six months ended June 30, 2026 are as follows:

Fund	Management Fees
Emerging Markets Bond ETF	0.75%
India Select ETF	0.75
Onchain Economy ETF	0.69

26

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements (continued)

The Adviser waives the management fees it charges the Funds by the amount it collects as a management fee from underlying funds managed by the Adviser. For the year ended June 30, 2026, the Adviser waived management fees of $3,029 due to such investments held in the Onchain Economy ETF.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2026, the Adviser owned approximately 40% and 10% of the shares outstanding of India Select ETF and Onchain Economy ETF, respectively.

Note 4—Capital Share Transactions

As of June 30, 2026, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments

For the six months ended June 30, 2026, purchases and sales of investments (excluding short-term investments, in-kind capital share transactions, and U.S. government obligations) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Emerging Markets Bond ETF	$261,788,407	$185,098,280	$65,393,678	$—
India Select ETF	3,441,673	983,945	—	—
Onchain Economy ETF*	27,050,349	19,166,941	6,289,554	4,883,229

*	Represents consolidated cost of investments purchased and proceeds from investments sold.

27

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Income Taxes

As of June 30, 2026, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Bond ETF	$235,627,223	$4,001,172	$(2,294,729)	$1,706,443
India Select ETF	2,395,824	232,581	(109,779)	122,802
Onchain Economy ETF	62,001,378	19,279,207	(8,175,403)	11,103,804

The tax character of distributions paid to shareholders was as follows:

	June 30, 2026	December 31, 2025
Fund	Ordinary Income*	Ordinary Income*	Return of Capital
Emerging Markets Bond ETF	$4,305,023	$1,274,216	$40,166
Emerging Markets Bond Fund
Class A	–	497,964	15,701
Class I	–	752,465	23,716
Class Y	–	2,305,772	72,680

Onchain Economy ETF	–	537,648	–

* Includes distributions from short-term capital gains, if any.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed ordinary income at the end of the Fund’s fiscal year. For the six months ended June 30, 2026, the Emerging Markets Bond Fund ETF’s net realized losses from foreign exchange rates on securities transactions was $654,597.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended in June 30, 2026, the Funds did not incur any such interest or penalties.

Investments in India: India currently assesses a capital gains tax on shares sold on the exchange of 20% on short term capital gains and 12.5% on long term capital gains (plus applicable surcharge and cess).

Note 7—Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges.

28

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 7—Principal Risks (continued)

Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters. Additionally, the Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price, or difficult to trade and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

Certain of the Fund’s investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by internet connectivity disruptions, fraud, consensus failures or cybersecurity attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.

Digital Transformation Companies include companies (i) that operate digital asset exchanges, operate payment gateways (i.e., a merchant service that authorizes direct payments processing for businesses), engage in and/or assist with the digital asset mining operations, provide software services, equipment and technology, energy or energy infrastructure, data center capacity or other services to digital asset operations, operate digital asset infrastructure businesses, or facilitate commerce with the use of digital assets (these items are collectively referred to herein as “digital asset projects”) and/or (ii) that own a material amount of digital assets or otherwise generate revenues related to digital asset projects. The Fund does not invest in digital assets or commodities directly.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Onchain Economy ETF with its Cayman subsidiary.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board. The fees otherwise payable to the participating Trustees are deemed invested in shares of registered investment companies managed by the Adviser, which include VanEck Funds and VanEck ETF Trust, as directed by the Trustees.

During the Reorganization, the Emerging Markets Bond ETF adopted a unitary management fee in which the Adviser is responsible for paying all expense of the fund, therefore, the liability for the Plan which is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through the date of conversion to a unitary management fee structure. India Select ETF and Onchain Economy ETF commenced operations with a unitary management fee, and therefore bear no cost or liabilities relative to the Plan.

29

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 9—Securities Lending

To generate additional income, the Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral, net of rebates paid to the borrower. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed net of rebates and broker fees in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2026, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Emerging Markets Bond ETF	$597,766	$620,066	$–	$620,066
Onchain Economy ETF	3,151,611	484,854	2,806,637	3,291,491

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2026:

	Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Corporate Bonds	Equity Securities
Emerging Markets Bond ETF	$620,066	$–
Onchain Economy ETF	–	484,854

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

Emerging Markets Bond Fund ETF and India Select ETF participate with the VanEck VIP Trust and the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended June 30, 2026, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Emerging Markets Bond ETF	1	$3,934,988	4.98%

Outstanding loan balances as of June 30, 2026, if any, are reflected in the Statements of Assets and Liabilities.

30

Changes In and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

The officers receive no remuneration directly from the Funds. The Trustees receive no remuneration directly from the Funds with a unified fee arrangement.

31

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited)

CM COMMODITY INDEX FUND
EMERGING MARKETS FUND
GLOBAL RESOURCES FUND
INTERNATIONAL INVESTORS GOLD FUND
ONCHAIN ECONOMY ETF
VANECK EMERGING MARKETS BOND ETF
VANECK INDIA SELECT ETF
VANECK MORNINGSTAR WIDE MOAT FUND
(each, a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2026, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund, except the CM Commodity Index Fund and Onchain Economy ETF, and its investment adviser, Van Eck Associates Corporation, and the CM Commodity Index Fund and the Onchain Economy ETF, and its investment adviser, Van Eck Absolute Return Advisers Corporation (Van Eck Associates Corporation and Van Eck Absolute Return Advisers Corporation, along with their affiliated companies, are referred to herein collectively as the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on May 28, 2026 and June 23, 2026, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, as well as relevant staffing plans for such personnel, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;
32

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2025 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2025 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including regarding the use of soft dollars in the case of Funds for which their portfolio trades entailed soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non-accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation, except with respect to the CM Commodity Index Fund and the VanEck Morningstar Wide Moat Fund, which are quantitatively-based index strategies;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.
33

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2025, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2025. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance at its meetings throughout the year, including for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

CM Commodity Index Fund. The Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Class Y shares of the Fund had underperformed the UBS Index for the one-, three-, five- and ten-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the UBS Index, were one of the factors that attributed to the Fund’s underperformance relative to the UBS Index. The Board also noted that the Class Y shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one- and three-year periods and outperformed its Peer Group and Morningstar Category medians for the five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board further noted that the fee rate payable for advisory services was the same as the median advisory fee rate of its Peer Group and lower than the median advisory fee rate of its Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median of its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared

34

to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Emerging Markets Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board further noted that the Class Y shares of the Fund had underperformed its benchmark index for the one-, three-, five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median total expense ratio of its Morningstar Category and the same as the median total expense ratio of its Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Global Resources Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed its Peer Group Category median for the one-year period, performed the same as its Peer Group Category median for the three-year period and underperformed its Peer Group Category medians for the three- and five-year periods. The Board further noted that the Class Y shares of the Fund had outperformed its Morningstar Category medians for the one- and three-year periods and underperformed its Morningstar Category medians for the five- and ten-year periods. The Board noted that the Class Y shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five- and ten-year periods. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

International Investors Gold Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board also noted that the Class Y shares of the Fund had outperformed its benchmark index for the one-, three- and ten-year periods and underperformed

35

VANECK FUNDS

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

its benchmark index for the five-year period. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board also noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rate of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median of its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Onchain Economy ETF. The Board did not consider performance results for the Fund as it had not been in operation for a full fiscal year, and as such did not have Broadridge performance data to report.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were lower than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to pay all expenses of the Fund (subject to certain exclusions) and has agreed to pay the Fund’s offering costs through May 1, 2027.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VanEck Emerging Markets Bond ETF. The Board noted that the Emerging Markets Bond Fund (the “Predecessor Fund”) reorganized into the Fund on October 6, 2025 and the Fund assumed the historical performance of the Class I shares of the Predecessor Fund. The Board noted, based on a review of comparative annualized total returns, that the Fund (and Predecessor Fund) had outperformed its Peer Group and Morningstar Category medians for the one-, three-, five- and ten-year periods. The Board also noted that the Fund (and Predecessor Fund) had outperformed its benchmark index for the one-, three-, five-and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to pay all expenses of the Fund (subject to certain exclusions) and has agreed to pay the Fund’s offering costs through May 1, 2027. The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VanEck India Select ETF. The Board did not consider performance results for the Fund as it had not been in operation for a full fiscal year, and as such did not have Broadridge performance data to report.

The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rate of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was the same as the median of its Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to pay all expenses of the Fund (subject to certain exclusions) and has agreed to pay the Fund’s offering costs through May 1, 2027.

36

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

VanEck Morningstar Wide Moat Fund. The Board noted that the Fund seeks to track, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index (the “Morningstar Index”). The Board noted that the Class Z shares of the Fund had underperformed its Peer Group and Morningstar Category medians for the one-, three- and five-year periods. The Board also noted that the Class Z shares of the Fund had underperformed the Morningstar Index for the one-, three- and five-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the Morningstar Index, were one of the factors that attributed to the Fund’s underperformance relative to the Morningstar Index. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2027 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

37

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK FUNDS

By (Signature and Title)	/s/ John J. Crimmins, Principal Financial Officer

Date September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Principal Executive Officer

Date September 4, 2026

By (Signature and Title)	/s/ John J. Crimmins, Principal Financial Officer

Date September 4, 2026